ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of June 30, 2024, is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

	Industry	Acquisition Date	Shares	Fair Value
Public Investments (4.55%)
Common Stocks (3.13%)
North America (1.59%)
American Tower Corp.	Communication	05/29/20	92,220	$17,931,257
American Water Works Co., Inc.	Utilities	02/16/16	137,651	17,769,367
Apollo Global Management, LLC	Diversified Financial Services	09/05/23	83,151	9,821,796
Ares Capital Corp.	Diversified Financial Services	02/16/16	316,561	6,593,966
Ares Management Corp.	Diversified Financial Services	06/28/19	45,233	6,029,559
Atmos Energy Corp.	Utilities	02/16/16	90,075	10,507,249
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	52,496	6,501,105
Brookfield Corp.	Diversified Financial Services	12/12/22	67,172	2,790,325
Canadian National Railway Co.	Transportation	05/14/19	128,558	15,161,945
CMS Energy Corp.	Utilities	11/01/19	201,641	12,001,672
Crown Castle International Corp.	Communication	02/16/16	93,545	9,141,217
CSX Corp.	Transportation	11/28/23	179,439	6,002,234
Dell Technologies, Inc.	Technology	06/04/24	6,006	827,687
Equinix Inc.	Diversified Financial Services	07/31/20	13,693	10,359,987
Fortis Inc.	Utilities	12/18/17	157,116	6,087,128
Golub Capital BDC Inc.	Diversified Financial Services	02/24/22	419,769	6,594,571
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	164,330	5,119,872
KKR & Co., Inc.	Diversified Financial Services	02/16/16	89,997	9,485,684
Oaktree Specialty Lending Corp.	Financials	04/07/21	226,329	4,252,722
Onex Corp.	Diversified Financial Services	02/16/16	93,565	6,331,064
Republic Services Inc.	Commercial & Professional Services	08/28/17	81,666	15,877,504
SBA Communications Corp.	Real Estate	09/05/23	46,381	9,104,590
Sempra Energy	Utilities	06/28/23	80,330	6,110,703
TC Energy Corp.	Utilities	11/01/19	232,311	8,767,833
The Williams Companies, Inc.	Utilities	03/20/23	215,636	9,164,530
TPG Specialty Lending, Inc.	Diversified Financial Services	01/25/23	119,593	2,552,115
Union Pacific Corp.	Transportation	06/29/16	72,691	16,446,339
Waste Management Inc.	Utilities	07/02/20	17,423	3,717,894
Total North America (1.59%)				241,051,915
Western Europe (1.54%)
3i Group Plc	Diversified Financial Services	10/01/20	265,312	10,281,451
Aena SA	Transportation	12/21/18	90,164	18,109,982
Aon Plc	Financials	05/02/24	85,688	25,139,145
Apax Global Alpha Ltd.	Diversified Financial Services	01/19/21	1,329,520	2,651,718
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	4,371,655	7,315,757
Cellnex Telecom SA	Communication	05/15/19	669,600	21,795,935
CVC Capital Partners Plc	Financials	04/26/24	140,156	2,573,265
Elia System Operator SA/NV	Utilities	11/03/22	75,746	7,095,557
EQT AB	Diversified Financial Services	04/06/20	84,099	2,480,640
Eurazeo SA	Financials	12/12/16	48,904	3,897,092
Ferrovial SA	Industrials	04/15/24	192,611	7,469,042
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	13,707	3,126,666
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,718,495	10,491,093
HICL Infrastructure Co Ltd.	Diversified Financial Services	03/30/16	3,850,025	6,024,342
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	277,864	7,656,215
Investment AB Kinnevik	Diversified Financial Services	04/06/20	517,330	6,683,462
Investment AB Kinnevik	Diversified Financial Services	06/10/24	297,432	25,831,969
Investor AB	Diversified Financial Services	08/28/17	286,437	7,844,280
National Grid PLC	Utilities	02/12/16	1,315,392	14,670,539

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Industry	Acquisition Date	Shares	Fair Value
Public Investments (continued)
Common Stocks (continued)
Western Europe (continued)
NB Private Equity Partners Ltd.	Diversified Financial Services	11/06/19	158,466	$3,200,650
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	828,406	3,193,512
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	2,072,664	16,030,264
Vinci SA	Transportation	02/12/16	191,062	20,146,351
Total Western Europe (1.54%)				233,708,927

Total Common Stocks (Cost $424,512,565)(3.13%)				$474,760,842

High Yield Bonds (0.80%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (0.18%)
Acrisure LLC / Acrisure Finance, Inc. ***, +	7.50%	06/05/24	11/06/30	Senior	$3,000,000	3,016,150
Clarios Global LP / Clarios US Finance Co. ***, +	4.375%	06/21/24	05/15/26	Senior	€1,575,000	1,692,106
Pactiv Evergreen Group ***, +	4.00%	06/20/24	10/15/27	Senior	$7,941,333	7,518,404
Radiology Partners, Inc. +	8.50%	04/22/24	01/31/29	Senior	7,582,395	7,134,778
UPCB Finance VII Ltd. ***, +	3.625%	06/24/24	06/15/29	Senior	€7,325,287	7,723,870
Total North America (0.18%)						27,085,308
Western Europe (0.62%)
Cedacri Mergeco SPA ***, +	4.625% + E##	05/31/24	05/15/28	Senior	2,040,499	2,216,210
Deuce Finco Plc +	5.50%	06/24/24	06/15/27	Senior	£5,873,770	6,072,831
Deuce Finco Plc ***, +	5.50%	05/01/24	06/15/27	Senior	4,991,735	7,287,398
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC ***, +	7.25%	05/08/24	02/15/31	Senior	$5,000,000	5,106,513
IMA Industria Macchine ***, +	3.75%	06/20/24	01/15/28	Senior	€6,000,000	6,242,930
INEOS Finance Plc ***, +	7.50%	01/31/24	04/15/29	Senior	$1,800,000	1,875,054
Ineos Quattro Finance 2 ***, +	2.50%	06/19/24	01/15/26	Senior	€9,000,000	9,469,547
La Doria SpA ***, +	4.50% + E##	05/02/24	11/12/29	Senior	1,400,000	1,545,166
Miller Homes Group Finco Plc +	7.00%	02/26/24	05/15/29	Senior	£3,570,097	4,173,194
Nobian Finance B.V. ***, +	3.625%	06/19/24	07/15/26	Senior	€10,000,000	10,735,717
ONE Hotels GmbH ***, +	7.75%	05/02/24	04/02/31	Senior	2,000,000	2,262,750
Sherwood Financing PLC ***, +	6.00%	05/08/24	11/15/26	Senior	£3,883,333	4,340,662
Summer BC Holdco A S.à.r.l. +	9.25%	05/08/24	10/31/27	Senior	€2,695,170	3,222,571
Summer BC Holdco B S.à.r.l. +	5.75%	06/21/24	10/31/26	Senior	6,000,000	6,428,882
TeamSystem SpA ***, +	3.50%	06/20/24	02/15/28	Senior	5,959,726	6,171,388
Verisure Holding AB ***, +	3.25%	06/20/24	02/15/27	Senior	10,000,000	10,441,753
Wp/ap Telecom Holdings III B.V. ***, +	5.50%	05/29/24	01/15/30	Senior	5,874,875	6,132,229
Total Western Europe (0.62%)						93,724,795

Total High Yield Bonds (Cost $119,768,415)(0.80%)						$120,810,103
Asset-Backed Securities (0.61%)
North America (0.40%)
AGL CLO 9 Ltd. ***, +	6.50% + SFvv	04/11/24	04/20/37	Series 2020-9A, Class ER	$3,500,000	$3,696,908
AIMCO CLO 21 Ltd. ***, +	6.00% + SFvv	04/09/24	04/18/37	Series 2024-21A, Class E	3,000,000	3,034,431

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Asset-Backed Securities (continued)
North America (continued)
Benefit Street Partners CLO XIX Ltd. ***, +	5.75% + SFvv	05/10/24	01/15/33	Series 2019-19A, Class ER	$3,000,000	$3,045,653
Benefit Street Partners CLO XXXIV Ltd. ***, +	6.70% + SFvv	03/22/24	07/25/37	Series 2024-34A, Class E	1,000,000	1,033,271
Benefit Street Partners CLO XXXIV Ltd. ***, +	0.00%	03/22/24	07/25/37	Series 2024-34A, Class SUB	2,500,000	2,408,750
CIFC Funding 2019-VI Ltd. ***, +	6.25% + SFvv	05/22/24	07/16/37	Series 2019-6A, Class ER	1,200,000	1,213,891
CIFC Funding 2021-I Ltd. ***, +	6.00% + SFvv	06/03/24	07/25/37	Series 2021-1A, Class ER	2,500,000	2,500,000
CIFC Funding 2021-VI Ltd. ***, +	6.51% + SFvv	09/22/21	10/15/34	Series 2021-6A, Class E	1,500,000	1,550,014
CIFC Funding 2022-IV Ltd. ***, +	7.00% + SFvv	04/20/22	07/16/35	Series 2022-4A, Class E	1,250,000	1,294,281
CIFC Funding 2024-II Ltd. ***, +	0.00%	04/01/24	04/22/37	Series 2024-2A, Class SUBB	3,000,000	2,904,300
CIFC Funding Ltd. ***, +	7.27% + SFvv	04/05/22	04/21/35	Series 2022-3A, Class E	1,000,000	1,033,635
Elmwood CLO 26 Ltd. ***, +	6.45% + SFvv	02/15/24	04/18/37	Series 2024-1A, Class E	2,500,000	2,663,994
Elmwood CLO 28 Ltd. ***, +	6.00% + SFvv	04/19/24	04/17/37	Series 2024-4A, Class E	1,400,000	1,419,420
Elmwood CLO X Ltd. ***, +	5.85% + SFvv	04/05/24	07/20/37	Series 2021-3A, Class ER	4,500,000	4,630,637
Madison Park Funding LX Ltd. +	5.50% + SFvv	11/28/22	10/25/35	Series 2022-60A, Class D	1,000,000	1,039,001
Madison Park Funding LX Ltd. +	8.95% + SFvv	11/28/22	10/25/35	Series 2022-60A, Class E	1,250,000	1,319,601
Magnetite CLO Ltd. ***, +	6.46% + SFvv	10/01/21	10/25/34	Series 2021-30A, Class E	1,625,000	1,672,908
Magnetite XXIV Ltd. ***, +	6.40% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class ER	4,000,000	4,130,914
Magnetite XXVI Ltd. ***, +	6.21% + SFvv	08/02/21	07/25/34	Series 2020-26A, Class ER	1,000,000	1,027,593
Neuberger Berman CLO XXI Ltd. ***, +	3.56% + SFvv	04/02/21	04/20/34	Series 2016-21A, Class DR2	500,000	511,541
Neuberger Berman CLO XXI Ltd. ***, +	6.72% + SFvv	04/02/21	04/20/34	Series 2016-21A, Class ER2	1,000,000	1,026,320
Neuberger Berman Loan Advisers CLO 45 Ltd. ***, +	6.51% + SFvv	10/07/21	10/14/35	Series 2021-45A, Class E	1,000,000	1,030,272
Ocean Trails CLO IX ***, +	7.71% + SFvv	09/22/21	10/15/34	Series 2020-9A, Class ER	2,647,264	2,672,992
Ocean Trails CLO XII Ltd. ***, +	8.11% + SFvv	05/13/22	07/20/35	Series 2022-12A, Class E	1,000,000	1,039,241
OHA Credit Funding 19 Ltd. ***, +, f	5.60% + SFvv	05/31/24	07/20/37	Series 2024-19A, Class E	950,000	950,000
OHA Credit Partners XI Ltd. ***, +	5.75% + SFvv	05/06/24	04/20/37	Series 2015-11A, Class ER2	2,000,000	2,036,165
Palmer Square CLO 2024-2 Ltd. ***, +, f	5.70% + SFvv	05/30/24	07/20/37	Series 2024-2A, Class E	4,000,000	4,000,000
Peebles Park CLO Ltd. ***, +	6.45% + SFvv	02/12/24	04/21/37	Series 2024-1A, Class E	1,000,000	1,046,914
Southwick Park CLO LLC ***, +	6.51% + SFvv	11/16/21	07/20/32	Series 2019-4A, Class ER	800,000	817,649
Symphony CLO XXV Ltd. ***, +	6.76% + SFvv	03/12/21	04/19/34	Series 2021-25A, Class E	752,616	770,714
Symphony CLO XXXIII Ltd. ***, +	7.10% + SFvv	04/27/22	04/24/35	Series 2022-33A, Class E	1,250,000	1,286,314
Tallman Park CLO Ltd. ***, +	6.61% + SFvv	04/09/21	04/20/34	Series 2021-1A, Class E	500,000	515,059
Wellman Park CLO Ltd. ***, +	6.51% + SFvv	05/10/21	07/15/34	Series 2021-1A, Class E	1,000,000	1,032,672
Total North America (0.40%)						60,355,055
Western Europe (0.21%)
Aurium CLO V Designated Activity Co. ***, +	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	€1,500,000	1,663,895
Aurium CLO VII DAC ***, +	5.86% + E##	02/04/22	05/15/34	Series 7A, Class E	1,521,243	1,656,583
Avoca CLO XXVI DAC ***, +	9.12% + E##	02/23/22	04/15/35	Series 26A, Class F	1,200,000	1,332,890
Avoca CLO XXVI DAC ***, +	6.51% + E##	02/23/22	04/15/35	Series 26A, Class E	750,000	831,199
Blackrock European CLO VIII DAC ***, +	3.30% + E##	02/03/22	01/20/36	Series 8A, Class DR	1,000,000	1,066,157
Blackrock European CLO VIII DAC ***, +	6.26% + E##	02/03/22	01/20/36	Series 8A, Class ER	2,500,000	2,708,074
Boyce Park CLO Ltd. ***, +	6.25% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class E	$2,625,000	2,699,100
Brookhaven Park CLO Ltd. ***, +	6.50% + SFvv	03/15/24	04/19/37	Series 2024-1A, Class E	1,000,000	1,037,260
Carlyle Euro CLO 2021-1 DAC ***, +	6.12% + E##	05/01/21	04/15/34	Series 2021-1A, Class D	€333,000	363,215

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Asset-Backed Securities (continued)
Western Europe (continued)
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	0.00%	01/20/22	01/16/33	Series 2015-1A, Class SUB	€3,000,000	$1,165,587
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	5.50% + E##	01/20/22	01/16/33	Series 2015-1A, Class DR	1,502,063	1,598,620
Carysfort Park CLO ***, +	6.14% + E##	03/12/21	07/28/34	Series 2021-1A, Class D	500,000	550,205
CVC Cordatus Loan Fund +	6.16% + E##	11/07/22	01/15/37	Series 26A, Class D1	1,100,000	1,236,286
CVC Cordatus Loan Fund +	7.73% + E##	11/07/22	01/15/37	Series 26A, Class D2	400,000	450,675
Edmondstown Park CLO DAC +	6.19% + E##	11/18/22	07/21/35	Series 1A, Class D	1,100,000	1,206,112
Edmondstown Park CLO DAC +	6.77% + E##	11/18/22	07/21/35	Series 1A, Class E	1,250,000	1,391,881
Octagon 58 Ltd. ***, +	7.20% + SFvv	04/21/22	07/15/37	Series 2022-1A, Class E	$2,140,000	2,221,970
Otranto Park CLO ***, +	7.05% + E##	03/04/22	05/15/35	Series 1A, Class E	€1,172,000	1,294,909
Otranto Park CLO ***, +	4.15% + E##	03/04/22	05/15/35	Series 1A, Class D	750,000	825,640
Palmer Square European Loan Funding 2021-1 DAC ***, +	5.95% + E##	08/02/21	04/15/31	Series 2021-1A, Class E	714,000	785,860
Palmer Square European Loan Funding 2021-2 DAC ***, +	8.05% + E##	10/15/21	07/15/31	Series 2021-2A, Class F	375,000	402,848
Palmer Square European Loan Funding 2021-2 DAC ***, +	5.90% + E##	10/15/21	07/15/31	Series 2021-2A, Class E	625,000	676,215
Palmer Square European Loan Funding 2022-1 DAC ***, +	5.90% + E##	02/03/22	10/15/31	Series 2022-1A, Class E	667,000	721,340
Palmer Square European Loan Funding 2022-1 DAC ***, +	8.05% + E##	02/03/22	10/15/31	Series 2022-1A, Class F	500,000	535,853
Palmer Square European Loan Funding 2022-1 DAC ***, +	7.37% + E##	03/17/22	10/15/31	Series 2022-2A, Class E	1,500,000	1,656,403
Palmer Square European Loan Funding 2024-1 DAC ***, +	6.75% + E##	02/22/24	08/15/33	Series 2024-1A, Class E	1,230,000	1,340,674
Total Western Europe (0.21%)						31,419,451

Total Asset-Backed Securities (Cost $90,150,799)(0.61%)						$91,774,506

Warrants (0.01%)	Industry	Acquisition Date	Shares	Fair Value
North America (0.01%)
Merrill Lynch B.V.	Warrants	05/09/24	85,763	688,325
Merrill Lynch B.V.	Warrants	05/01/24	89,150	746,346
Total North America (0.01%)				1,434,671

Total Warrants (Cost $1,434,671)(0.01%)				$1,434,671

Total Public Investments (Cost $635,866,450)(4.55%)				$688,780,122
Private Equity Investments (91.71%)
Direct Investments * (65.16%)

Direct Equity (54.31%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (3.26%)
AAVAS Financiers Limited +, a, e	Common equity	03/28/18	2,623,753	$53,005,485
Argan Mauritius Limited +, a, e	Common equity	05/09/16	106,215	15,589,314

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
KKR Pebble Co-Invest L.P. +, a, c, e	Limited partnership interest	05/13/21	—	$37,354,252
Partners Terra Pte. Ltd. +, a, b, e	Common equity	05/14/21	7,357,185	8,761,084
PG Esmeralda Pte. Ltd. +, a, b, e	Common equity	03/03/21	5,433,284	4,013,029
PG Esmeralda Pte. Ltd. +, a, b, e	Preferred equity	05/01/24	7,406,251	54,013,653
PG Esmeralda Pte. Ltd. +, a, b	Preferred equity	03/03/21	14,754	1,901,233
PG Loa Pte. Ltd. +, a	Common equity	04/25/22	118,793	1,456,541
PG Loa Pte. Ltd. +, a	Preferred equity	04/25/22	2,257,072	27,674,289
Sunsure Energy Private Limited +, a, b, c, e	Member interest	12/27/22	—	9,044,656
Sunsure Energy Private Limited +, a, b, e	Common equity	12/27/22	481,884	4,254,157
Sunsure Energy Private Limited +, a, b, e	Preferred equity	12/27/22	1,927,535	2,654,095
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	15,177,666
Zenith Longitude Limited +, a, b, e	Common equity	08/13/21	26,838,037	260,383,388
Total Asia - Pacific (3.26%)				495,282,842
North America (26.39%)
Alliant Holdings, L.P. +, a, c	Limited partnership interest	12/01/21	—	44,887,873
AmSurg HoldCo, LLC +, a	Common equity	11/03/23	896,098	33,209,140
AP VIII Prime Security Services Holdings, L.P. +, a, c, e	Limited partnership interest	05/02/16	—	8,136,831
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	04/28/21	—	82,207,489
BCPE Hercules Holdings, L.P. +, a, c	Limited partnership interest	07/30/18	—	86,619,318
BI Gen Holdings, Inc. +, a	Common equity	01/01/21	14,561	325,097
CapitalSpring Finance Company, LLC +, a, b	Common equity	03/01/17	3,020,546	2,251,984
CB Poly Holdings, LLC +, a, e	Preferred equity	08/16/16	171,270	39,873,513
CB Titan MidCo Holdings, Inc. +, a	Common equity	01/01/21	56,634	1
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	301,291,766
Checkers Topco, LLC +, a	Common equity	06/16/23	9,517	79,064
Clarience Technologies, LLC +, a	Common equity	03/05/24	3,429	9,244,844
Confluent Health Holdings LP +, a, b	Common equity	05/30/19	30,362	69,161,676
ConvergeOne Holdings, Inc. +, a	Common equity	06/06/24	2,154,218	2,154,218
Cowboy Topco, Inc. +, a	Common equity	05/18/22	1,348,750	1,624,072
Cure Holdings, LLC +, a	Common equity	05/13/21	238,834	2,101,278
Cure Holdings, LLC +, a, e	Common equity	05/13/21	2,723	21,682
Dermatology Holdings, L.P. +, a, b, c, e	Limited partnership interest	04/01/22	—	158,013,571
DIF VI Co-Invest Project 2C C.V. +, a, c, e	Limited partnership interest	03/15/22	—	62,439,921
ECP Parent, LLC +, a, b	Common equity	11/15/21	105,520,023	89,850,844
ECP Parent, LLC +, a, b, e	Common equity	11/15/21	—	4,959,911
ECP Parent, LLC +, a, b	Preferred equity	12/21/23	4,250,000	9,207,220
ECP Parent, LLC +, a, b, e	Preferred equity	12/21/23	—	1
EdgeCore Holdings, L.P. +, a, b, c, e	Limited partnership interest	11/10/22	—	125,745,443
Encore Holdings LP +, a, b, c, e	Limited partnership interest	07/01/22	—	115,160,088
EnfraGen LLC +, a, b, e	Common equity	09/17/19	37,786	95,814,727
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c	Limited partnership interest	03/09/20	—	124,905,942
EQT IX Co-Investment (F) SCSp +, a, c, e	Limited partnership interest	11/15/21	—	145,348,622
EQT VIII Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	01/25/19	—	77,609,609
FH EP Parent L.P. +, a, c, e	Limited partnership interest	03/12/24	—	11,696,850
FRP Investors II, L.P. +, a, c, e	Limited partnership interest	09/16/22	—	64,623,622
Halo Parent Newco, LLC +, a	Preferred equity	02/22/22	1,109	20,294,640
Icebox Holdco I Inc. +, a, b, c	Member interest	03/01/22	—	62,999,942
Icebox Parent L.P. +, a, b, c	Limited partnership interest	12/22/21	—	242,485,200
Idera Parent L.P. +, a, b, c, e	Limited partnership interest	03/02/21	—	243,476,520
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	481	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	427,059
KKR Cavalry Co-Invest Blocker Parent L.P. +, a, c	Limited partnership interest	03/24/22	—	74,113,793

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
KKR Enterprise Co-Invest AIV A L.P. +, a, c	Limited partnership interest	07/31/20	—	$123,851
KKR Enterprise Co-Invest L.P. +, a, e	Common equity	10/09/18	9,684	—
KPOCH Holdings, L.P. +, a, b, c	Limited partnership interest	11/10/22	—	169,239,000
KPSKY Holdings L.P. +, a, b, c	Limited partnership interest	10/19/21	—	61,570,063
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	1
LTF Holdings, Inc. +, a	Common equity	01/06/20	3,464,630	58,975,570
LTF Holdings, Inc. +, a, e	Common equity	01/06/20	—	6,263,423
Matterhorn Topco, L.P. +, a, c	Limited partnership interest	12/27/23	—	15,635,321
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	356	492,944
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	35,285	267,751
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	58,816,401
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	33,757,233
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	85,570,483
OMNIA Coinvest L.P. +, a, c, e	Limited partnership interest	10/23/20	—	26,781,658
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	84,348,095
Orion Opportunity L.P. +, a, c, e	Limited partnership interest	09/01/21	—	45,549,496
Patriot SPV, L.P. +, a, c	Limited partnership interest	03/18/21	—	1,710,112
PG BRPC Investment, LLC +, a, b	Common equity	08/01/19	32,079	82,804,494
PG Delta HoldCo, LLC +, a, b, e	Common equity	06/24/21	40,952	91,819,037
Raptor Holding Parent, L.P. +, a	Common equity	04/01/22	11,209	1,256,175
Real Hero Topco, L.P. +, a, c	Limited partnership interest	04/01/21	—	19,214,722
Safari Co-Investment L.P. +, a, c, e	Limited partnership interest	03/14/18	—	9,212,484
Safari Co-Investment L.P. +, a, c	Limited partnership interest	03/14/18	—	3,108,958
SC Landco Parent, LLC +, a	Common equity	11/21/13	2,672	484,792
SC Landco Parent, LLC +, a	Preferred equity	04/21/17	—	1
Shermco Intermediate Holdings, Inc. +, a, e	Common equity	06/05/18	11,525	2,612,528
SIH RP HoldCo L.P. +, a, e	Common equity	09/10/19	5,995,126	55,812,882
SIH RP HoldCo L.P. +, a	Common equity	09/10/19	—	10,603,200
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	32,662,668
SnackTime PG Holdings, Inc. +, a, b, e	Common equity	05/23/18	12	—
SnackTime PG Holdings, Inc. +, a, b, c, e	Member interest	05/23/18	—	10,199,882
Specialty Pharma Holdings LP +, a, b, c	Limited partnership interest	04/01/21	—	144,968,723
Starfish Intermediate, Inc. +, a	Preferred equity	06/06/22	7,136,374	218,855,273
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c, e	Limited partnership interest	08/17/21	—	32,942,497
SureWerx Topco, L.P. +, a, b, c	Limited partnership interest	12/28/22	—	69,858,661
SureWerx Topco, L.P. +, a, b, c, e	Limited partnership interest	04/30/24	—	387,056
T-VIII Mercury Co-Invest L.P. +, a, c, e	Limited partnership interest	07/29/21	—	7,456,539
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	—	100,783,998
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	—
VEEF II Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	03/15/22	—	5,994,511
Velocity Holdings US LP +, a, c, e	Limited partnership interest	08/31/22	—	28,753,394
VEPF VII Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	04/06/21	—	—
VEPF VII Co-Invest 2-A, L.P. +, a, c, e	Limited partnership interest	04/06/21	—	—
WHCG Purchaser, Inc. +, a, b, c	Member interest	06/14/23	—	2,398,216
WHCG Purchaser, L.P. +, a, b, c	Limited partnership interest	06/22/21	—	9,989,088
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	45,878
Total North America (26.39%)				4,003,690,431
Rest of World (1.62%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	6,713,518
PG Investment Company 53 S.a.r.l +, a	Preferred equity	03/04/24	6,084,438	6,788,230
PG Investment Company 53 S.a.r.l +, a	Common equity	03/04/24	711,862	2,959,335
Velvet LP SCS +, a, c	Limited partnership interest	03/04/24	—	262,045

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Zabka Polska SA +, a	Preferred equity	09/25/19	—	$99,086
Zabka Polska SA +, a	Common equity	09/25/19	2,551,723	225,213,124
Zabka Polska SA +, a, e	Preferred equity	09/25/19	120,777,003	3,567,357
Total Rest of World (1.62%)				245,602,695
South America (0.02%)
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	2,955,959
Total South America (0.02%)				2,955,959
Western Europe (23.02%)
Ark EquityCo SAS +, a, c, e	Limited partnership interest	02/21/22	—	16,863,245
Aston Lux Acquisitions S.à.r.l. +, a, c	Limited partnership interest	11/28/19	—	3,477,972
Aston Lux Acquisitions S.à.r.l. +, a	Common equity	01/11/21	218,625	236,967
Astorg VIII Co-Invest Open Health +, a, c	Limited partnership interest	08/04/22	—	25,238,694
Astorg VIII Co-Invest Open Health +, a, c, e	Limited partnership interest	07/14/23	—	423,359
Blackstone Cornerstone Co-Invest (CYM) L.P. +, a, c, e	Limited partnership interest	04/16/24	—	22,584,853
Bock Capital JVCo Nature S.à.r.l. +, a, b	Common equity	07/01/21	12,590,000,000	193,053,167
Capri Acquisitions Topco Limited +, a	Common equity	11/01/17	8,345,985	47,488,692
CD&R Market Co-Investor, L.P. +, a, c, e	Limited partnership interest	11/10/21	—	56,642,603
Ciddan S.à.r.l. +, a, e	Preferred equity	09/15/17	—	25,203,613
Ciddan S.à.r.l. +, a	Common equity	09/15/17	12,263,240	72,879,828
Ciddan S.à.r.l. +, a	Preferred equity	09/15/17	23,249,522	2,471,690
Climeworks AG +, a	Common equity	04/25/22	18,455	522,041
Climeworks AG +, a, e	Preferred equity	04/25/22	2,288,663	64,739,941
EQT Future Co-Investment (C) SCSp +, a, c	Limited partnership interest	02/15/23	—	80,885,620
EQT Jaguar Co-Investment SCSp +, a, c, e	Limited partnership interest	11/30/18	—	49,042,245
EQT Jaguar Co-Investment SCSp +, a, c	Limited partnership interest	04/18/24	—	545,237
EQT VIII Co-Investment (D) SCSp +, a, c, g, e	Limited partnership interest	10/01/19	—	236,582,746
EQT VIII Co-Investment (D) SCSp +, a, c, g	Limited partnership interest	10/01/19	—	11,438,459
Fides S.p.A +, a	Common equity	12/15/16	78,505	253,587
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,250	470,046
Global Blue Holding L.P. +, a, c	Limited partnership interest	07/31/12	—	7,915,464
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	01/20/22	—	40,170,377
Green DC LuxCo S.à.r.l. +, a, b	Common equity	01/20/22	19,595,288	119,686,436
KKR Pegasus Co-Invest L.P. +, a, c	Limited partnership interest	07/07/22	—	15,350,283
KKR Sprint Co-Invest L.P. +, a, c	Limited partnership interest	09/29/22	—	2,402,690
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	144,072,083
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,484	62,520,925
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	63,276,261
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	6,214,446
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	21,984,311
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	—
Luxembourg Investment Company 293 S.à.r.l. +, a, b, e	Common equity	06/26/19	9,789,622	39,690,857
Luxembourg Investment Company 293 S.à.r.l. +, a, b, c, e	Member interest	06/26/19	—	11,804,725
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	1
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Common equity	02/14/23	145,800	9,308,629
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Preferred equity	02/14/23	—	15,295,682
Luxembourg Investment Company 414 S.à.r.l. +, a, b, c, e	Member interest	07/02/21	—	41,260,174
Luxembourg Investment Company 414 S.à.r.l. +, a, b, e	Common equity	07/02/21	12,316,087	60,916,641
Luxembourg Investment Company 430 S.à.r.l. +, a, b, e	Common equity	05/10/21	52,594,635	59,661,808
Luxembourg Investment Company 430 S.à.r.l. +, a, b, c, e	Member interest	05/10/21	—	15,867,798
Magnesium Co-Invest SCSp +, a, c, e	Limited partnership interest	05/19/22	—	102,659,680
Mauritius (Luxemburg) Investments S.à.r.l. +, a	Common equity	10/19/21	11,698	1

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Nerve Co-Invest SCSp +, a, c, e	Limited partnership interest	01/27/21	—	$58,045,697
Nerve Co-Invest SCSp +, a, c	Limited partnership interest	01/27/21	—	7,867,269
Oakley Capital V Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	04/19/24	—	68,802,771
Orbiter Investments S.à.r.l. +, a, b, e	Common equity	12/17/21	4,898,329	177,818,172
Orbiter Investments S.à.r.l. +, a, b	Common equity	12/17/21	3,670,528	89,514,901
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	844,553	1,394,722
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Common equity	03/22/23	7,017,978	—
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Preferred equity	03/22/23	7,975,901	53,116,376
Partners Group Satellite Warehouse S.C.S. +, a, b, c	Member interest	03/22/23	—	1,162,884
PG Investment Company 1 S.à.r.l. +, a, b, c	Member interest	10/28/21	—	63,805,491
PG Investment Company 1 S.à.r.l. +, a, b, e	Common equity	10/28/21	12,822,040	34,523,208
PG Investment Company 18 S.à.r.l. +, a, b, e	Preferred equity	07/07/22	113,856,528	152,762,167
PG Investment Company 18 S.à.r.l. +, a, b, e	Common equity	07/07/22	12,650,106	25,253,969
PG Investment Company 24 S.à.r.l. +, a, b, e	Common equity	07/13/22	889,862	24,085,765
PG Investment Company 24 S.à.r.l. +, a, b, e	Preferred equity	07/13/22	101,367,616	131,037,449
PG Investment Company 60 S.à r.l. +, a, b, e	Common equity	01/31/24	109,610	117,498
PG Investment Company 60 S.à r.l. +, a, b, e	Preferred equity	01/31/24	269,765	1,796,051
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	233,755
PG Polaris TopCo S.à r.l. +, a, e	Common equity	03/27/24	1,941,043	828,450
PG Polaris TopCo S.à r.l. +, a	Preferred equity	03/27/24	36,879,822	37,992,556
PG Polaris Warehouse SCSp +, a, c	Limited partnership interest	03/27/24	—	748,547
PG TLP S.à.r.l. +, a, b, c, e	Member interest	04/14/21	—	37,553,542
PG TLP S.à.r.l. +, a, b, e	Common equity	04/14/21	6,473,126	78,886,536
PG Wave Limited +, a, b, e	Common equity	02/03/22	53,215,581	89,362,796
Pharmathen GP S.à.r.l. +, a, b	Common equity	01/20/22	110,300	1
Pharmathen Topco S.à.r.l. +, a, b	Preferred equity	01/20/22	98,858,068	133,667,248
Pharmathen Topco S.à.r.l. +, a, b	Common equity	01/20/22	79,910	25,688,303
Polyusus Lux XVI S.à.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	—
Polyusus Lux XVI S.à.r.l. +, a, b, e	Preferred equity	05/23/18	244,659,996	—
Polyusus Lux XVI S.à.r.l. +, a, b, c	Member interest	10/03/22	—	1
Polyusus Lux XVI S.à.r.l. +, a, b, c, e	Member interest	10/01/22	—	1
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	04/11/22	1,155,552	52,578
Polyusus Lux XXIII S.à.r.l. +, a	Preferred equity	08/19/21	11,772,986	201,735
Polyusus Lux XXIII S.à.r.l. +, a	Common equity	08/19/21	3,936,244	41,476
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	1,341,978	723,675
Polyusus Lux XXIII S.à.r.l. +, a, e	Common equity	08/19/21	447,324	148,781
Refresco 2 Co-Invest SCSp +, a, c	Limited partnership interest	07/12/22	—	43,867,489
Rivage Luxco S.à.r.l. +, a	Common equity	02/22/22	450,000	61,528,565
Rivage Luxco S.à.r.l. +, a, e	Common equity	06/28/23	450,000	391,545
Root JVCo S.à.r.l. +, a, b, c	Member interest	09/29/20	—	40,589,647
Root JVCo S.à.r.l. +, a, b	Common equity	02/07/23	2,362,997	16,136,269
Root JVCo S.à.r.l. +, a, b	Preferred equity	02/07/23	8,686,753	53,778,925
S.TOUS, S.L +, a	Common equity	10/06/15	622	20,036,374
Strider Investment 2 +, a, e	Preferred equity	04/01/23	278,539	729,002
Strider Investment 3 +, a, e	Preferred equity	04/01/23	24,476	26,233
Strider Topco S.a.s. +, a, c	Member interest	04/01/23	—	3,735,023
Strider Topco S.a.s. +, a, e	Common equity	04/01/23	8,138,656	21,262,894
Strider Topco S.a.s. +, a, e	Preferred equity	04/01/23	52,067,087	63,805,174
Surfaces SLP (SCSp) +, a, b, c	Limited partnership interest	10/01/20	—	26,569,529
Vanquish Bidco +, a, c	Member interest	05/25/23	—	3,811,332
Vanquish Topco +, a	Common equity	05/25/23	379,731	1
Vanquish Topco +, a	Preferred equity	05/25/23	34,851,987	45,949,302

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Veonet Co-Invest SCSp (Lux) +, a, c, e	Limited partnership interest	03/09/22	—	$42,137,042
Total Western Europe (23.02%)				3,492,692,594
Total Direct Equity (54.31%)				$8,240,224,521

Direct Debt (10.85%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.45%)
FFML Holdco Limited +, a	Cash 6.25% + BBSY (0.75% Floor)††	11/30/22	11/30/28	Senior	$11,979,070	$11,770,724
Fugue Finance B.V. +, a	Cash 4.50% + SF (0.50% Floor)vv	03/10/23	01/31/28	Senior	3,466,218	3,496,912
Fugue Finance B.V. +, a	Cash 3.75% + SFvv	03/06/24	02/26/31	Senior	8,000,000	8,077,000
Fugue Finco Pty Ltd. +, a	Cash 5.75% + BBSY†††	04/10/24	05/30/30	Senior	3,621,280	3,628,064
Fugue NZ Bidco Limited +, a	Cash 5.75% + BBSY†††	04/10/24	05/30/30	Senior	2,370,912	2,358,294
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	12,728,400	12,341,264
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/29/22	07/29/27	Senior	4,651,970	4,425,787
Greencross Limited +, a	Cash 5.75% + SF (0.75% Floor)vv	03/22/22	03/23/28	Senior	10,183,106	10,179,060
ICON Cancer Care +, a	Cash 7.25% + BBSY (0.50% Floor)†	04/12/22	03/29/30	Second Lien	10,186,410	9,004,650
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + SF (1.00% Floor)v	01/15/20	12/18/26	Senior	1,244,750	1,247,863
Voyage Australia Pty Ltd +, a	Cash 3.50% + SF (0.50% Floor)vv	07/23/21	06/18/28	Senior	1,653,250	1,659,458
Total Asia - Pacific (0.45%)						68,189,076
North America (6.46%)
Acrisure LLC +, a	Cash 3.50% + SFvv	03/27/20	02/15/27	Senior	6,753,066	6,760,090
Acrisure LLC +, a	Cash 4.25% + SF (0.50% Floor)vv	12/08/21	02/15/27	Senior	977,500	981,171
Acrisure LLC +, a	Cash 4.50% + SFvv	11/10/23	10/18/30	Senior	997,500	1,004,981
ADMI Corp. +, a	Cash 3.75% + SF (0.50% Floor)vv	07/14/21	12/23/27	Senior	1,361,500	1,336,830
Aimbridge Acquisition Co., Inc. +, a	Cash 3.75% + SFv	04/26/23	02/02/26	Senior	4,453,307	4,360,055
Air Medical Group Holdings, Inc. +, a	Cash 4.25% + SF (1.00% Floor)vv	02/25/21	10/02/25	Senior	967,500	937,440
AIT Buyer, LLC +, a	Cash 7.50% + SF (0.75% Floor)v	04/06/21	03/30/29	Second Lien	6,860,000	6,853,545
AlixPartners, LLP +, a	Cash 2.50% + SF (0.50% Floor)vv	06/12/24	02/04/28	Senior	4,987,111	4,995,764
Alliant Holdings Intermediate, LLC +, a	Cash 3.50% + SF (0.50% Floor)v	12/08/21	11/05/27	Senior	1,278,430	1,282,956
Allied Universal Holdco LLC +, a	Cash 3.75% + SFv	06/12/24	05/12/28	Senior	3,989,744	3,976,019
Amneal Pharmaceuticals, Inc. +, a	Cash 5.50% + SFv	06/03/22	05/04/25	Senior	8,304,423	8,368,408
Amynta Agency Borrower, Inc. +, a, f	Cash 3.75% + SFvv	06/06/24	02/28/28	Senior	1,400,000	1,405,124
Apex Group Treasury Limited +, a	Cash 3.75% + SF (0.50% Floor)vv	08/27/21	07/27/28	Senior	2,045,190	2,050,302
Apex Tool Group +, a	Cash 5.25% + SF (0.50% Floor)v	02/22/22	02/08/29	Senior	3,218,845	2,241,121
AppLovin Corp. +, a	Cash 2.50% + SFv	03/24/21	08/15/25	Senior	967,193	969,355
AppLovin Corp. +, a	Cash 2.50% + SF (0.50% Floor)v	12/08/21	08/16/30	Senior	3,865,811	3,875,330
Apro, LLC +, a, f	Cash 3.75% + SFvv	06/26/24	07/09/31	Senior	3,300,000	3,304,125
Aptean, Inc. +, a, e	Cash 5.25% + SF (0.75% Floor)vv	01/30/24	01/30/31	Senior	7,126,420	7,151,433
AQA Acquisition Holding, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	03/18/21	03/03/28	Senior	1,069,750	1,073,772
athenahealth Group, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	12,621,463	12,595,842
Azalea TopCo, Inc. +, a	Cash 3.50% + SFv	05/08/24	04/24/31	Senior	1,900,000	1,900,988
Banff Merger Sub Inc. +, a	Cash 4.25% + SFvv	01/31/22	10/02/25	Senior	4,361,843	4,376,237
Barracuda Networks, Inc. +, a	Cash 7.00% + SF (0.50% Floor)vvv	05/17/22	08/15/30	Second Lien	2,000,000	1,910,000
Bausch & Lomb Inc. +, a	Cash 3.25% + SF (0.50% Floor)vvvv	05/18/22	05/10/27	Senior	11,213,644	11,110,086
Bausch + Lomb Corp. +, a	Cash 4.00% + SFv	09/14/23	09/29/28	Senior	1,985,000	1,983,769

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
BCPE Empire Holdings, Inc. +, a	Cash 4.00% + SF (0.50% Floor)v	06/07/23	12/11/28	Senior	$2,272,854	$2,276,502
Bella Holding Company, LLC +, a	Cash 3.75% + SF (0.75% Floor)v	05/13/21	04/01/28	Senior	3,501,000	3,515,232
BEP Intermediate Holdco, LLC +, a	Cash 3.75% + SFvv	05/01/24	04/11/31	Senior	1,000,000	1,005,000
Berlin Packaging, LLC +, a	Cash 3.75% + SFv	06/13/24	06/07/31	Senior	4,000,000	4,013,180
BI Gen Holdings, Inc. +, a	Cash 5.00% + SFvv	10/04/18	09/05/25	Senior	5,499,155	5,527,283
Blackhawk Network Holdings, Inc. +, a	Cash 5.00% + SF (1.00% Floor)v	03/18/24	02/27/29	Senior	6,200,000	6,221,328
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	01/27/22	01/27/28	Senior	18,912,000	18,894,822
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	06/13/23	01/27/28	Senior	7,092,000	7,085,558
Brand Industrial Services, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	04/19/24	08/01/30	Senior	1,396,500	1,402,707
Brown Group Holding, LLC +, a	Cash 3.00% + SF (0.50% Floor)vv	06/09/22	07/02/29	Senior	2,176,768	2,178,401
Brown Group Holding, LLC +, a	Cash 2.75% + SFvv	05/23/24	06/07/28	Senior	2,991,753	2,993,817
Burger Bossco Intermediate, Inc. +, a	Cash 9.00% + SF (1.00% Floor)vv	01/01/21	06/16/28	Senior	59,183	58,825
Cablevision Lightpath LLC +, a	Cash 3.25% + SFv	05/29/24	11/30/27	Senior	8,000,000	7,631,000
Calpine Corporation +, a, e	Cash 2.00% + SFv	06/14/24	01/31/31	Senior	2,992,500	2,986,425
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv	01/01/21	11/06/25	Second Lien	1,650,000	1,414,397
CapitalSpring Finance Company, LLC +, a, b	PIK 5.00%	03/01/17	02/10/25	Mezzanine	3,959,081	3,627,543
CapitalSpring Finance Company, LLC +, a, b	Cash 8.00%	03/01/17	02/10/25	Mezzanine	726,932	688,043
Carestream Dental Equipment, Inc. +, a	Cash 4.50% + SF (0.50% Floor)v	11/26/21	09/01/24	Senior	1,376,009	1,197,128
Carestream Dental Equipment, Inc. +, a	Cash 8.00% + SF (1.00% Floor)vv	11/26/21	09/01/25	Second Lien	3,000,000	405,000
CD&R Hydra Buyer, Inc. +, a	Cash 4.00% +SFvv	03/15/24	03/25/31	Senior	1,795,500	1,799,989
Cedar Fair, L.P. +, a	Cash 2.00% + SFvv	05/23/24	05/01/31	Senior	3,000,000	2,998,605
Cengage Learning, Inc. +, a	Cash 4.25% + SF (1.00% Floor)vv	11/09/23	03/18/31	Senior	2,493,750	2,503,688
Central Parent LLC +, a	Cash 3.25% + SFvv	05/28/24	07/06/29	Senior	1,000,000	989,845
Central Parent, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	07/12/22	07/06/29	Senior	992,500	982,421
Chariot Buyer LLC +, a	Cash 3.75% + SF (0.50% Floor)v	02/08/24	11/03/28	Senior	997,500	1,001,550
Charlotte Buyer Inc +, a	Cash 5.25% + SF (0.50% Floor)vv	08/16/22	02/11/28	Senior	3,366,864	3,380,331
Charter NEX US, Inc. +, a	Cash 3.50% + SF (0.75% Floor)v	05/31/19	12/01/27	Senior	1,416,238	1,420,104
Checkers Drive-in Restaurants, Inc. +, a	Cash 7.00% + SFvv	06/16/23	06/16/27	Senior	7,266	7,241
Cheniere Energy Partners +, a	Cash 3.50% + SF (0.50% Floor)vvvv	06/09/21	06/04/28	Senior	5,918,226	5,927,015
Citadel Securities LP +, a	Cash 2.25% + SFv	05/22/24	07/29/30	Senior	5,985,262	6,008,844
Clarios Global LP +, a	Cash 3.25% + E##	05/16/24	04/30/26	Senior	7,622,168	7,513,684
Clydesdale Acquisition Holdings, Inc. +, a	Cash 3.675% + SF (0.50% Floor)vv	04/19/22	04/13/29	Senior	6,397,858	6,418,875
CNT Holdings I Corp. +, a	Cash 3.50% + SF (0.75% Floor)vv	02/15/24	11/08/27	Senior	1,695,750	1,702,109
CommScope, Inc. +, a	Cash 3.25% + SFv	04/26/19	04/06/26	Senior	2,957,274	2,675,268
ConnectWise, LLC +, a	Cash 3.50% + SF (0.76% Floor)vv	10/06/21	09/29/28	Senior	1,657,500	1,645,848
Conservice Midco, LLC +, a	Cash 4.00% + SFvv	05/18/20	05/13/27	Senior	1,636,526	1,640,364
Convergint Tech LLC +, a	Cash 6.75% + SF (0.76% Floor)v	04/12/21	03/30/29	Second Lien	1,400,000	1,376,158
Cornerstone Building Brands, Inc. +, a	Cash 3.25% + SFvv	06/24/24	04/12/28	Senior	3,000,000	2,933,910
Cornerstone Building Brands, Inc. +, a	Cash 4.50% + SFv	05/17/24	05/15/31	Senior	1,700,000	1,691,500
Cornerstone OnDemand, Inc. +, a	Cash 3.75% + SF (0.50% Floor)v	10/22/21	10/16/28	Senior	1,173,000	1,110,438
Cornerstone OnDemand, Inc. +, a	Cash 6.00% + SF (1.00% Floor)v	09/07/23	10/16/28	Senior	2,970,000	2,963,082
CPI Holdco B, LLC +, a	Cash 2.00% + SFvv	05/23/24	05/17/31	Senior	1,000,000	999,920
Critical Start, Inc. +, a, e	Cash 6.25% + SF (0.75% Floor)vv	03/27/23	05/17/28	Senior	9,928,694	8,298,258
Critical Start, Inc. +, a	Cash 3.125% + SF (0.75% Floor)vv + PIK 3.125%	03/27/23	05/17/28	Senior	4,677,910	4,505,900

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Crown Subsea Communications Holding, Inc. +, a	Cash 4.75% + SF (0.75% Floor)vv	02/07/24	01/30/31	Senior	$7,400,000	$7,432,375
CSC Holdings, LLC +, a	Cash 2.50% + SFv	08/11/21	04/15/27	Senior	2,009,557	1,680,492
CSC Holdings, LLC +, a	Cash 4.50% + SFv	12/07/18	01/15/26	Senior	952,868	947,808
Datix Bidco Limited +, a	Cash 5.50% + S>>>	04/25/24	04/30/31	Senior	901,982	897,843
DCert Buyer, Inc. +, a	Cash 4.00% + SFv	10/24/19	10/16/26	Senior	1,918,618	1,874,451
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + SF (1.00% Floor)vv	06/01/20	04/09/27	Senior	960,000	960,710
Delta TopCo, Inc. +, a	Cash 3.50% + SFvv	05/13/24	12/24/29	Senior	2,900,000	2,900,362
Dentive Capital, LLC +, a, e	Cash 6.75% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	9,998,853	9,815,965
Dentive Capital, LLC +, a, e	Cash 7.00% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	4,406,122	4,294,502
Dentive, LLC +, a, e	Cash 6.75% + SFvv	05/03/24	12/23/28	Senior	1,255,552	1,232,587
Dexko Global, Inc. +, a	Cash 3.75% + SF (0.50% Floor)vv	10/07/21	10/04/28	Senior	1,564,000	1,557,572
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 4.75% + SF (0.75% Floor)vv	11/15/22	03/31/28	Senior	2,269,401	2,279,329
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 3.75% + SF (0.76% Floor)v	04/23/21	03/31/28	Senior	9,240,476	9,242,417
Dieter’s Metal Fabricating Limited +, a	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	441,620	436,691
Diligent Corporation +, a, e	Cash 5.00% + SFv	04/30/24	08/04/30	Senior	20,857,887	20,676,599
Diligent Corporation +, a	Cash 5.00% + SFv + PIK 3.00%	05/02/24	08/04/30	Senior	3,575,690	3,547,598
Discovery Energy Holding Corporation +, a	Cash 4.75% + SFvv	05/14/24	01/30/31	Senior	4,800,000	4,826,256
Eagle Broadband Investments, LLC +, a	Cash 3.00% + SF (0.75% Floor)vv	04/24/24	11/12/27	Senior	3,989,664	3,968,060
ECI Macola/Max Holding, LLC +, a	Cash 3.75% + SF (0.75% Floor)vv	09/13/21	11/09/27	Senior	1,648,883	1,661,249
Eisner Advisory Group LLC +, a	Cash 4.00% + SF (0.50% Floor)v	03/01/24	02/28/31	Senior	2,587,000	2,615,599
Element Materials Technology +, a, e	Cash 4.25% + SF (0.50% Floor)vv	08/17/22	06/22/29	Senior	1,878,068	1,887,853
Element Materials Technology +, a, e	Cash 4.25% + SFvv	08/17/22	06/22/29	Senior	4,069,148	4,090,348
Endurance International Group Holdings, Inc. +, a	Cash 3.50% + SF (0.75% Floor)vv	04/28/21	02/10/28	Senior	2,986,106	2,780,811
Engineered Machinery Holdings, Inc. +, a	Cash 3.75% + SF (0.75% Floor)vv	08/16/21	05/21/28	Senior	1,560,000	1,568,167
Epiq Systems +, a	Cash 4.75% + SF (0.75% Floor)v	06/02/22	04/26/29	Senior	6,922,386	6,958,451
Evergreen Services Group, LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	06/15/22	06/15/29	Senior	14,017,813	14,017,813
Evergreen Services Group, LLC +, a, e	Cash 5.75% + SFvv	02/26/24	06/15/29	Senior	294,686	291,409
Explorer Holdings, Inc. +, a	Cash 8.00% + SF (0.50% Floor)v	02/04/20	02/04/28	Second Lien	19,491,899	18,322,384
Fiesta Purchaser, Inc. +, a	Cash 4.00% + SFv	02/15/24	02/12/31	Senior	6,300,000	6,351,187
Filtration Group Corp. +, a	Cash 3.50% + SF (0.50% Floor)v	11/01/21	10/21/28	Senior	2,042,250	2,054,064
First Student Bidco Inc. +, a	Cash 3.00% + SF (0.98% Floor)vv	08/11/21	08/21/28	Senior	1,023,401	1,024,906
First Student Bidco, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	08/05/22	07/21/28	Senior	923,189	924,874
Flynn Restaurant Group LP +, a	Cash 4.25% + SF (0.50% Floor)vv	12/10/21	11/22/28	Senior	3,334,103	3,341,605
Foundation Building Materials, Inc. +, a	Cash 4.00% + SFv	03/06/24	01/29/31	Senior	1,396,500	1,392,625
Genesys Cloud Services Holdings I, LLC +, a	Cash 3.75% + SF (0.75% Floor)v	03/15/24	12/01/27	Senior	4,887,750	4,926,950
GHX Ultimate Parent Corp. +, a	Cash 4.00% + SF (1.00% Floor)vv	01/01/21	06/30/27	Senior	1,882,812	1,889,872
GHX Ultimate Parent Corp. +, a	Cash 4.00% + SF (0.50% Floor)vv	02/28/24	06/30/27	Senior	800,000	806,000
Global Medical Response, Inc. +, a	Cash 4.25% + SF (1.00% Floor)vv	03/27/24	03/14/25	Senior	2,992,099	2,899,135
GoTo Group, Inc. +, a	Cash 4.75% + SFv	02/05/24	04/30/28	Senior	4,122,500	2,893,108
Grant Thornton Advisors LLC +, a	Cash 3.25% + SFvv	06/05/24	06/02/31	Senior	3,900,000	3,916,048
Great American Outdoors Group, LLC +, a	Cash 3.75% + SF (0.75% Floor)vv	05/14/21	03/06/28	Senior	1,737,371	1,737,797
GTCR W Merger Sub, LLC +, a	Cash 3.00% + SFvv	02/06/24	09/20/30	Senior	1,800,000	1,804,752

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Heartland Dental Holdings, Inc. +, a	Cash 5.00% + SF (0.75% Floor)vv	05/15/18	04/30/25	Senior	$5,767,351	$5,853,711
Heartland Dental, LLC +, a	Cash 4.50% + SFvv	06/03/24	04/28/28	Senior	2,693,250	2,703,013
Heartland Home Services, Inc. +, a	Cash 6.75% + SF (1.00% Floor)vv	11/08/22	12/15/26	Senior	11,850,000	11,850,000
Help/Systems Holdings, Inc. +, a	Cash 6.75% + SF (0.75% Floor)vv	11/05/21	11/19/27	Second Lien	3,600,000	2,812,500
Help/Systems Holdings, Inc. +, a	Cash 4.00% + SF (1.00% Floor)vv	05/25/21	11/19/26	Senior	4,062,121	3,662,673
High Bar Brands Operating, LLC +, a, e	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	2,561,398	2,088,022
Howden Group Holdings Ltd. +, a	Cash 4.00% + SF (0.50% Floor)vv	02/14/24	04/18/30	Senior	1,389,447	1,393,623
Hub International Ltd. +, a	Cash 3.25% + SF (0.75% Floor)vv	06/08/23	06/20/30	Senior	1,094,507	1,097,927
Husky Injection Molding Systems Ltd. +, a	Cash 3.00% + SF (1.00% Floor)v	05/22/19	03/28/25	Senior	4,341,311	4,356,701
Husky Injection Molding Systems Ltd. +, a	Cash 5.00% + SFvvv	02/01/24	02/15/29	Senior	2,900,000	2,910,281
Husky Injection Molding Systems Ltd. +, a	Cash 9.00%	02/01/24	02/15/29	Senior	200,000	214,270
Idera, Inc. +, a, b	Cash 3.50% + SF (0.75% Floor)v	12/17/18	03/02/28	Senior	1,232,275	1,225,343
Indy US Bidco, LLC +, a	Cash 3.75% + SFvv	03/29/21	03/06/28	Senior	967,638	949,896
Ineos Quattro Holdings UK Limited +, a	Cash 4.25% + SF (0.50% Floor)v	03/07/24	04/02/29	Senior	3,291,750	3,289,693
Ineos US Finance, LLC +, a, f	Cash 3.25% + SFvv	06/05/24	02/18/30	Senior	4,000,000	3,980,000
INNIO Group Holding GmbH +, a	Cash 4.25% + SFvv	02/08/24	11/02/28	Senior	2,505,355	2,513,973
INNIO Group Holdings GmbH +, a	Cash 3.25% + E##	11/30/18	10/31/25	Senior	1,103,751	1,037,078
Integrity Marketing Acquisition, LLC +, a	Cash 6.02% + SF (0.75% Floor)vv	06/21/22	08/27/25	Senior	19,901,495	19,755,561
Integrity Marketing Intermediate, LLC +, a	Cash 6.00% + SF (0.75% Floor)vv	05/23/23	08/27/25	Senior	3,949,734	3,928,436
Integrity Marketing Intermediate, LLC +, a, e	Cash 6.00% + SF (0.75% Floor)vv	05/23/23	08/27/26	Senior	2,433,588	847,613
Iris Holdings Inc. +, a	Cash 4.75% + SF (0.50% Floor)vv	06/15/22	06/28/28	Senior	1,821,263	1,716,549
KCIBT Intermediate II, Inc. +, a	Cash 1.00% + SF (1.00% Floor)vv	12/23/20	06/01/25	Senior	256,103	121,709
KDC/ONE Development Corporation, Inc. +, a	Cash 4.50% + SFvv	06/11/24	08/15/28	Senior	2,200,000	2,209,174
Kene Acquisition, Inc. +, a, e	Cash 5.50% + SF (1.00% Floor)vv	02/13/24	02/08/31	Senior	3,643,933	3,586,283
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + SFvv	10/05/18	07/03/24	Senior	8,262,126	8,273,776
Knowlton Development Corp. Inc. +, a	Cash 3.75% + SFv	06/24/22	12/22/25	Senior	1,476,919	1,483,077
KSLB Holdings, LLC +, a	Cash 8.75% + SF (1.00% Floor)vv	01/01/21	07/30/26	Second Lien	3,212,308	2,421,797
Lakeshore Learning Materials, LLC +, a	Cash 3.50% + SFv	06/06/24	09/29/28	Senior	1,994,885	1,993,229
LBM Acquisition, LLC +, a	Cash 3.25% + SF (0.75% Floor)v	09/07/21	12/17/27	Senior	4,803,658	4,801,664
Magenta Buyer LLC +, a	Cash 5.00% + SF (0.75% Floor)vv	08/02/21	07/27/28	Senior	1,666,976	934,548
Mamba Purchaser, Inc. +, a, f	Cash 3.25% + SF (0.50% Floor)vv	06/07/24	10/16/28	Senior	2,793,000	2,796,858
Maverick Bidco, Inc. +, a	Cash 6.75% + SF (0.75% Floor)vv	05/26/21	05/18/29	Second Lien	6,603,000	6,272,850
Mavis Tire Express Services Topco, Corp. +, a	Cash 3.75% + SF (0.75% Floor)v	04/17/24	05/04/28	Senior	1,496,241	1,500,812
Max US BidCo, Inc. +, a	Cash 5.00% + SF (0.50% Floor)vv	10/11/23	10/03/30	Senior	5,000,000	4,731,250
McAfee Corp. +, a	Cash 3.75% + SFvv	05/22/24	03/01/29	Senior	8,323,024	8,220,557
McAfee Corp. +, a	Cash 3.25% + SFvv	06/04/24	03/01/29	Senior	600,000	600,141
McAfee Corp. +, a	Cash 3.50% + E##	06/07/24	03/01/29	Senior	2,369,042	2,353,924
McAfee Inc. +, a	Cash 3.75% + SF (0.50% Floor)vv	03/09/22	03/01/29	Senior	2,554,500	2,555,100
Medline Borrower, L.P. +, a	Cash 2.75% + SF (0.50% Floor)v	11/03/21	10/23/28	Senior	979,475	982,536
Medline Borrower, L.P. +, a, f	Cash 2.25% + SF (0.50% Floor)vv	06/05/24	10/23/28	Senior	3,400,000	3,404,250

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Mitchell International, Inc. +, a	Cash 3.25% + SFv	06/21/24	06/06/31	Senior	$8,500,000	$8,438,290
MJH Healthcare Holdings, LLC +, a	Cash 3.50% + SF (0.50% Floor)vv	04/08/22	01/28/29	Senior	1,661,750	1,662,797
Motion Acquisition Limited +, a	Cash 3.50% + SFvv	01/24/24	11/12/29	Senior	4,987,500	4,991,864
MRI Software LLC +, a, e	Cash 5.75% + SF (1.00% Floor)vv	12/21/23	02/10/27	Senior	1,072,863	1,065,345
Naked Juice LLC +, a	Cash 3.25% + SF (0.50% Floor)vv	05/23/24	01/24/29	Senior	1,994,911	1,854,330
National Spine & Pain Centers, LLC +, a	Cash 8.50% + SFvv	04/01/23	02/13/26	Senior	505,463	—
Navicure, Inc. +, a	Cash 4.00% + SFvv	11/19/19	10/22/26	Senior	2,816,309	2,823,350
Nelipak Holding Company +, a	Cash 5.50% + SF (1.00% Floor)vv	04/04/24	03/26/31	Senior	2,772,701	2,732,346
Nelipak Holding Company +, a, e	Cash 5.50% + SF (1.00% Floor)vv	04/04/24	03/26/31	Senior	—	437,833
NEP Group, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	12/06/21	10/20/25	Senior	1,895,497	1,803,250
NEP Group, Inc. +, a	Cash 3.25% + SFv + PIK 1.50%	02/10/22	10/20/25	Senior	1,067,140	1,014,757
Netsmart Technologies, Inc. +, a	Cash 3.75% + SF (1.00% Floor)vv	07/16/18	10/01/27	Senior	2,188,455	2,196,913
NorthStar Group Services, Inc. +, a	Cash 4.75% + SFvv	06/05/24	05/08/30	Senior	2,900,000	2,909,062
NSM Top Holdings Corp. +, a	Cash 5.25% + SFvv	11/26/19	11/16/26	Senior	1,432,500	1,436,089
NSPC Intermediate II, LLC +, a	Cash 8.50% + SFvv	03/01/24	03/01/25	Senior	20,494	10,456
NSPC Intermediate II, LLC +, a	Cash 8.00% + SF (1.00% Floor)vv	05/08/23	02/13/26	Senior	69,477	2
nThrive Health Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	05/24/22	12/18/28	Senior	1,955,000	1,599,434
Oceankey (U.S.) II Corp. +, a	Cash 3.50% + SF (0.05% Floor)vv	01/06/22	12/15/28	Senior	1,857,250	1,857,250
Odyssey Logistics & Technology Corp. +, a	Cash 4.50% + SF (0.50% Floor)v	08/10/23	10/12/27	Senior	2,505,269	2,503,440
Olympus Water US Holding Corp. +, a	Cash 5.00% + SF (1.50% Floor)vv	05/24/23	11/09/28	Senior	1,492,509	1,500,599
OneDigital Borrower LLC +, a	Cash 4.25% + SF (0.50% Floor)vv	12/11/20	11/16/27	Senior	6,677,090	6,668,744
OneDigital Borrower, LLC +, a, f	Cash 3.25% + SF (0.50% Floor)vv	06/13/24	07/02/31	Senior	5,300,000	5,293,428
Oscar AcquisitionCo, LLC +, a	Cash 4.50% + SF (0.50% Floor)vv	02/08/24	04/29/29	Senior	2,984,810	2,986,437
Ovation Parent, Inc. +, a	Cash 3.50% + SFvv	04/24/24	03/27/31	Senior	1,300,000	1,308,125
Pactiv Evergreen Inc. +, a	Cash 2.50% + SFv	06/12/24	09/24/28	Senior	1,600,000	1,603,736
PAI Holdco, Inc. +, a	Cash 3.75% + SF (1.00% Floor)vv	11/09/20	10/22/27	Senior	1,160,999	1,068,119
Pascal Midco 2, LLC +, a	Cash 5.75% + SF (0.75% Floor)vv	07/01/22	07/21/27	Senior	13,576,559	13,568,481
PDI TA Holdings, Inc. +, a, e	Cash 5.50% + SF (0.75% Floor)vv	02/01/24	02/03/31	Senior	7,245,107	7,168,060
PECF USS Intermediate Holding III Corp. +, a	Cash 4.25% + SF (0.50% Floor)v	10/07/22	12/15/28	Senior	979,900	655,989
Peraton Corp. +, a	Cash 3.75% + SF (0.75% Floor)v	04/12/21	02/01/28	Senior	1,893,690	1,896,199
PetSmart LLC +, a	Cash 3.75% + SF (0.75% Floor)v	05/22/24	02/11/28	Senior	6,000,000	5,987,520
Pre-Paid Legal Services, Inc. +, a	Cash 3.75% + SF (0.50% Floor)v	01/18/22	12/15/28	Senior	8,762,603	8,766,064
Pretium PKG Holdings, Inc. +, a	Cash 6.75% + SF (0.50% Floor)vv	10/05/21	10/01/29	Second Lien	1,800,000	1,057,752
Primary Products Finance, LLC +, a, f	Cash 3.50% + SF (0.50% Floor)vv	06/06/24	04/01/29	Senior	2,593,484	2,608,138
ProAmpac PG Borrower, LLC +, a	Cash 4.50% + SF (0.75% Floor)vv	09/26/23	09/15/28	Senior	1,997,764	2,005,005
Procera Networks, Inc. +, a	Cash 4.50% + SFv	11/20/18	10/31/25	Senior	1,128,717	221,229
Project Alpha Intermediate Holding, Inc. +, a	Cash 3.75% + SFvv	05/16/24	10/28/30	Senior	1,900,000	1,908,180
Project Alpha Intermediate Holding, Inc. +, a	Cash 4.75% + SF (0.50% Floor)vv	10/31/23	10/28/30	Senior	4,484,000	4,503,304
Project Leopard Holdings, Inc. +, a	Cash 5.25% + SF (0.50% Floor)vv	06/15/22	07/20/29	Senior	2,955,000	2,742,593
Project Ruby Ultimate Parent Corp. +, a	Cash 3.50% + SFv	02/23/24	03/10/28	Senior	3,092,250	3,103,367
Prometric Holdings PIK, Inc. +, a	Cash 7.50% + SF (1.00% Floor)vv; PIK 9.25%	10/06/23	07/31/28	Mezzanine	7,709,227	7,890,154
Prometric Holdings, Inc. +, a	Cash 3.00% + SF (1.00% Floor)v	10/26/23	01/31/28	Senior	5,864,972	5,908,959
PT Intermediate Holdings III, LLC +, a	Cash 3.25% + SFvv + PIK 1.75%	04/09/24	04/09/30	Senior	26,958,122	26,927,045

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
PT Intermediate Holdings III, LLC +, a, e	Cash 6.75% + SFvv + PIK 1.75%	04/09/24	04/30/30	Senior	$342,277	$341,849
Radiology Partners, Inc. +, a	Cash 4.00% + SFvv	01/01/21	07/09/25	Senior	2,139,239	2,033,625
Radwell Parent, LLC +, a, e	Cash 6.75% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	1,120,924	266,481
Radwell Parent, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	5,911,461	5,941,019
Radwell Parent, LLC +, a	Cash 6.525% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	13,934,300	14,003,971
Rand Parent, LLC +, a, f	Cash 3.75% + SFvv	05/30/24	03/17/30	Senior	5,593,434	3,000,000
Raptor Parent, LLC +, a, e	Cash 6.525% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	1,285,889	1,292,318
Recess Holdings, Inc. +, a	Cash 4.50% + SF (1.00% Floor)vv	03/01/24	02/20/30	Senior	6,400,000	6,448,000
Recorded Books Inc. +, a	Cash 4.00% + SFv	06/17/22	08/29/25	Senior	—	—
Red Planet Borrower, LLC +, a	Cash 3.75% + SF (0.50% Floor)v	10/04/21	10/02/28	Senior	6,112,695	5,934,204
Redstone Holdco 2 L.P. +, a	Cash 4.75% + SF (0.75% Floor)v	05/10/21	04/27/28	Senior	1,083,705	977,442
Redstone Holdco 2 L.P. +, a	Cash 7.75% + SF (0.75% Floor)v	05/03/21	04/16/29	Second Lien	2,500,000	2,050,000
Rent-A-Center, Inc. +, a	Cash 4.00% + SF (0.75% Floor)vv	03/02/21	02/17/28	Senior	919,857	924,268
Restaurant Technologies, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	04/06/22	04/02/29	Senior	3,421,250	3,334,812
Restoration Hardware, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	05/24/22	10/20/28	Senior	2,426,326	2,373,760
Riverside Assessments, LLC +, a, e	Cash 5.25% + SFvv	03/19/24	03/19/31	Senior	391,832	58,092
Riverside Assessments, LLC +, a	Cash 5.25% + SFvv	03/19/24	03/19/31	Senior	2,710,168	2,676,990
RL Datix Holdings (USA), Inc. +, a	Cash 5.50% + SFvvv	04/25/24	04/30/31	Senior	2,399,040	2,363,929
Rocket Software, Inc. +, a	Cash 4.25% + SFv	12/05/18	11/28/25	Senior	5,756,979	5,787,318
Rough Country, LLC +, a	Cash 3.50% + SF (0.75% Floor)v	08/03/21	07/26/28	Senior	1,843,503	1,847,890
Ryan, LLC +, a, e	Cash 4.50% + SF (0.50% Floor)v	11/20/23	11/14/30	Senior	1,942,750	1,953,192
Sabre GLBL Inc. +, a	Cash 3.50% + SF (0.50% Floor)v	08/09/21	12/17/27	Senior	1,118,754	1,010,873
Sabre GLBL Inc. +, a	Cash 3.50% + SF (0.50% Floor)vv	08/09/21	12/17/27	Senior	713,860	645,022
SCIH Salt Holdings, Inc. +, a	Cash 4.00% + SF (0.75% Floor)vv	04/17/20	03/16/27	Senior	790,930	792,413
Sedgwick Claims Management Services, Inc. +, a, f	Cash 3.75% + SFvv	06/28/24	02/24/28	Senior	1,750,000	2,783,291
Senneca Holdings, Inc. +, a	PIK 11.00%	01/01/21	05/11/26	Second Lien	1,276,647	3
Senneca Holdings, Inc. +, a	PIK 10.00%	01/01/21	11/11/25	1.5 Lien	1,413,333	1
Skopima Consilio Parent LLC +, a	Cash 4.00% + SF (0.76% Floor)vvvv	05/18/21	04/30/28	Senior	4,546,130	4,548,153
Skopima Consilio Parent LLC +, a	Cash 4.50% + SF (0.50% Floor)v	10/11/23	05/12/28	Senior	8,258,500	8,284,308
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + SFvv	08/23/18	06/27/25	Senior	1,149,339	890,848
Sound Inpatient Physicians, Inc. +, a, f	Cash 5.50% + SF (1.00% Floor)vv	06/04/24	06/28/28	Senior	578,725	589,841
Sovos Compliance, LLC +, a	Cash 4.50% + SF (0.50% Floor)v	08/16/21	08/11/28	Senior	4,651,085	4,612,713
Spring Education Group, Inc. +, a	Cash 4.50% + SFvv	09/29/23	10/04/30	Senior	4,483,518	4,511,070
SS&C Technologies, Inc. +, a	Cash 2.00% + SFv	05/14/24	04/29/31	Senior	3,964,422	3,974,333
SSH Group Holdings, Inc. +, a	Cash 4.25% + SFvv	06/05/19	07/30/25	Senior	3,280,831	3,300,991
Star US Bidco, LLC +, a	Cash 4.25% + SF (1.00% Floor)v	04/24/20	03/17/27	Senior	1,839,657	1,849,085
Surgery Center Holdings, Inc. +, a	Cash 3.50% + SFv	01/02/24	12/19/30	Senior	897,089	900,287
Tacala Investment Corp. +, a	Cash 4.00% + SF (0.75% Floor)v	02/08/24	01/31/31	Senior	2,394,000	2,407,227
Tank Holding Corp. +, a, e	Cash 5.75% + SF (0.75% Floor)vv	03/31/22	03/31/28	Senior	21,115,080	20,784,226
Telenet Financing USD LLC +, a	Cash 2.00% + SFv	04/27/20	04/30/28	Senior	5,400,000	5,152,518
Thevelia (US), LLC +, a	Cash 3.75% + SFvv	03/29/23	06/18/29	Senior	6,836,316	6,883,350
Tivity Health Inc +, a	Cash 6.00% + SF (0.75% Floor)vv	06/28/22	06/28/29	Senior	15,377,108	15,375,863
TLP Acquisition Holdings, LLC +, a	Cash 8.00% + SF (1.00% Floor)v	02/26/19	02/26/26	Mezzanine	25,410,511	25,323,417
Tory Burch LLC +, a	Cash 3.50% + SF (0.50% Floor)v	04/30/21	04/16/28	Senior	970,000	972,959
Trident TPI Holdings, Inc. +, a	Cash 4.00% + SF (0.50% Floor)v	09/22/21	09/15/28	Senior	1,658,666	1,662,033
Trilon Group, LLC +, a, e	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	10,329,736	10,322,152
Triton Water Holdings, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	04/19/21	03/31/28	Senior	1,358,004	1,359,960
Truist Insurance Holdings, LLC +, a	Cash 3.25% + SFvv	05/10/24	05/06/31	Senior	3,400,000	3,410,625
UKG Inc. +, a	Cash 3.50% + SF (0.75% Floor)vv	07/13/20	05/04/26	Senior	3,949,121	3,968,373
Upstream Newco, Inc. +, a	Cash 4.25% + SFv	08/04/21	11/20/26	Senior	6,189,428	5,634,577
Utz Quality Foods, LLC +, a	Cash 3.00% + SFvv	01/29/21	01/20/28	Senior	2,932,943	2,944,308

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Verde Purchaser, LLC +, a	Cash 4.125%	05/02/24	11/15/28	Senior	$5,000,000	$4,702,706
Verde Purchaser, LLC +, a, f	Cash 4.50% + SFvv	04/26/24	11/30/30	Senior	6,700,000	1,700,646
Verde Purchaser, LLC +, a	Cash 4.50% + SFvv	05/10/24	11/30/30	Senior	5,000,000	5,001,875
Virtusa Corp. +, a	Cash 3.75% + SF (0.75% Floor)vv	02/28/22	02/11/28	Senior	2,150,610	2,159,008
Virtusa Corp. +, a, f	Cash 3.25% + SF (0.75% Floor)vv	06/14/24	02/15/29	Senior	897,750	901,260
Vision Solutions, Inc. +, a	Cash 4.00% + SF (0.75% Floor)vv	05/06/21	04/24/28	Senior	3,792,750	3,741,548
Vision Solutions, Inc. +, a	Cash 7.25% + SF (0.75% Floor)vv	09/07/21	04/23/29	Second Lien	2,300,000	2,222,375
VS Buyer, LLC +, a	Cash 3.25% + SFvv	04/10/20	02/28/27	Senior	1,920,000	1,927,258
Wand Newco 3, Inc. +, a	Cash 3.75% + SFv	02/14/24	01/31/31	Senior	1,700,000	1,713,201
Waystar Technologies, Inc. +, a, f	Cash 2.75% + SFvv	06/24/24	10/22/29	Senior	500,000	501,250
Weld North Education LLC +, a	Cash 3.50% + SF (0.75% Floor)vv	01/06/21	12/15/27	Senior	8,232,655	8,241,628
Whatabrands LLC +, a	Cash 2.75% + SFv	06/10/24	08/03/28	Senior	2,992,500	2,997,183
WHCG Purchaser, Inc. +, a, b, e	PIK 20% + SF (1.00% Floor)vv	09/19/23	06/22/28	Senior	3,577,641	3,577,641
White Cap Supply Holdings, LLC +, a, f	Cash 3.25% + SFvv	06/06/24	10/19/29	Senior	2,900,000	2,908,265
Windsor Holdings III, LLC +, a	Cash 4.50% + SFv	08/07/23	08/01/30	Senior	2,283,774	2,299,954
Woof Holdings, Inc. +, a	Cash 7.25% + SF (0.75% Floor)vv	01/08/21	12/22/28	Second Lien	7,200,000	3,767,976
Woof Holdings, Inc. +, a	Cash 3.75% + SF (0.75% Floor)vv	09/26/23	12/21/27	Senior	2,971,847	2,478,714
WWEX UNI TopCo Holdings, LLC +, a	Cash 4.25% + SF (0.75% Floor)vv	08/03/21	07/26/28	Senior	2,632,500	2,643,833
YI Group Midco, LLC +, a	Cash 5.75% + SF (1.00% Floor)v	12/01/23	12/01/29	Senior	6,114,738	5,852,758
Zacapa S.à.r.l. +, a	Cash 4.25% + SF (0.50% Floor)vv	07/31/18	07/02/25	Senior	7,677,054	7,680,662
Total North America (6.46%)						980,788,659
Rest of World (0.05%)
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 5.00% + E#	05/17/24	09/30/28	Senior	5,437,714	5,375,444
Gems Education +, a	Cash 4.75% + SFv	08/15/22	07/31/26	Senior	1,965,261	1,973,948
Total Rest of World (0.05%)						7,349,392
Western Europe (3.89%)
Acuris Finance US, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	03/11/21	02/16/28	Senior	677,083	677,862
AD Education +, a	PIK 8.50%	06/21/22	03/30/29	Mezzanine	14,770,114	14,856,411
AEA International Holdings (Luxembourg) S.à.r.l. +, a	Cash 3.75% + SF (0.50% Floor)vv	09/15/21	09/07/28	Senior	2,242,730	2,248,337
AI PLEX AcquiCo GmbH +, a	Cash 5.00% + SFv	08/23/19	07/31/26	Senior	4,794,699	4,483,044
Albion Financing 3 S.à.r.l +, a	Cash 5.51% + SF (0.50% Floor)vv	01/14/22	08/17/26	Senior	2,443,750	2,455,969
Alcumus +, a, e	Cash 5.75% + S>>	03/09/22	03/09/29	Senior	1,984,236	1,866,936
Altice France S.A. +, a	Cash 5.50% + SFvv	01/27/21	08/14/26	Senior	3,804,929	2,948,021
Amer Sports Company +, a	Cash 3.25% + SFvv	02/26/24	02/17/31	Senior	2,294,250	2,311,457
Anticimex Global AB +, a	Cash 3.40% + SFvv	06/18/24	11/16/28	Senior	2,693,250	2,707,982
Artemis Acquisitions (UK) Limited +, a, f	Cash 3.75% + E##	06/25/24	06/26/31	Senior	4,000,000	4,284,558
Asgard Investments B.V. +, a	Cash 5.50% + E##	03/15/22	03/15/29	Senior	13,721,320	13,375,359
Aston Finco S.à.r.l. +, a	Cash 4.25% + SFv	11/14/19	10/09/26	Senior	2,681,000	2,478,531
Aston Finco S.à.r.l. +, a	Cash 8.25% + S>	10/25/19	10/09/27	Second Lien	36,733,592	31,768,324
Athena Bidco +, a	Cash 4.00% + E###	03/06/24	03/06/31	Senior	3,691,558	3,663,884
Athena BidCo GmbH +, a	Cash 2.75% + E###	05/22/24	03/31/27	Senior	5,414,368	5,361,805
Auris Luxembourg III S.à.r.l. +, a, e	Cash 3.75% + SFvvv	04/04/19	02/27/26	Senior	5,287,146	5,306,973
Auris Luxembourg III S.à.r.l. +, a	Cash 4.50% + E###	06/12/24	02/27/26	Senior	4,339,194	4,282,285
Babar Bidco +, a	Cash 4.00% + E###	12/04/20	11/17/27	Senior	1,214,051	1,071,429
Barentz International B.V. +, a	Cash 4.00% + SFvv	03/01/24	03/30/31	Senior	2,200,000	2,213,750
Biscuit Holding S.A.S +, a	Cash 4.00% + E###	06/03/24	02/12/27	Senior	4,325,208	4,094,290
BK LC Lux SPV S.à.r.l. +, a	Cash 3.25% + SF (0.50% Floor)vv	07/09/21	04/28/28	Senior	735,046	737,493

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
BME Group Holding B.V. +, a	Cash 4.75% + E##	03/22/24	12/31/29	Senior	$5,401,976	$5,164,754
Breeze Buyer B.V. +, a	Cash 6.00% + E##	01/10/24	01/10/31	Senior	20,535,135	20,052,934
CAB +, a	Cash 3.50% + E##	06/12/24	02/09/28	Senior	2,711,996	2,595,065
Casper Bidco SAS +, a	Cash 3.88% + E#	03/01/24	03/21/31	Senior	6,305,908	6,346,028
CD&R Firefly Bidco Limited +, a	Cash 6.00% + S>>	08/31/18	06/23/25	Senior	7,113,072	6,967,120
CD&R Firefly Bidco Limited +, a	Cash 5.75% + S>	03/16/24	06/21/28	Senior	1,907,075	1,901,318
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + SFv	02/28/22	08/31/30	Mezzanine	7,025,874	7,130,267
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + E###	02/28/22	08/31/30	Mezzanine	997,564	978,823
Cidron Kuma 2 S.à.r.l. +, a	Cash 13.00% + E (0.50% Floor)####	01/01/21	02/28/26	Second Lien	1,209,477	855,057
Cimpress plc +, a	Cash 3.00% + SFv	05/17/24	05/17/28	Senior	6,384,000	6,403,950
Constellation Automotive Group Limited +, a	Cash 4.75% + S>>>	09/03/21	07/28/28	Senior	1,387,192	1,189,845
Constellation Automotive Limited +, a	Cash 7.50% + S>>>	10/18/21	07/30/29	Second Lien	1,372,084	916,752
Constellation BidCo GmbH +, a	Cash 5.25% + E##	10/26/22	06/27/29	Senior	26,760,488	28,453,501
CTEC III GmbH +, a	Cash 3.75% + E##	03/29/18	03/07/25	Senior	14,737,672	13,978,650
DataCo AcquiCo GmbH +, a	Cash 6.00% + E###	01/26/24	01/31/31	Senior	6,892,466	6,678,902
DataCo AcquiCo GmbH +, a, e	Cash 6.00% + E###	01/26/24	01/31/31	Senior	205,015	199,370
Dorna Sports, S.L. +, a	Cash 3.25% + E###	06/25/24	03/30/29	Senior	3,210,017	3,213,611
Dragon Bidco Limited +, a	Cash 5.75% + S>>	03/09/22	03/09/29	Senior	8,941,459	8,566,423
Eagle Bidco Limited +, a	Cash 3.75% + E#	09/07/23	03/20/28	Senior	7,386,454	7,386,904
Envirotainer +, a, e	Cash 5.75% + E##	07/29/22	07/27/29	Senior	8,191,195	8,555,299
Envirotainer +, a	Cash 5.75% + SF (0.75% Floor)vv	07/29/22	07/27/29	Senior	4,089,559	4,059,461
Europa University Education Group +, a, f	Cash 3.75% + E###	06/13/24	06/13/31	Senior	3,300,000	3,540,066
Financiere Astek +, a, e	Cash 6.50% + E##	04/25/24	04/25/31	Senior	653,542	654,210
Financiere Astek +, a	Cash 6.50% + E##	04/25/24	04/25/31	Senior	6,333,943	6,382,738
Financière Mendel +, a	Cash 3.25% + SFvv	12/06/23	11/12/30	Senior	2,394,000	2,406,269
Fusilli AcquiCo S.à.r.l. +, a	Cash 5.25% + E###	01/27/22	04/12/26	Senior	6,845,223	6,703,946
Grupo Iberica de Congelados, SA +, a	Cash 7.12% + E#	06/28/19	11/28/24	Senior	462,238	371,282
Grupo Iberica de Congelados, SA +, a	Cash 7.75% + E##	06/28/19	11/28/24	Senior	516,531	414,892
Gulfstream Bidco AS +, a	Cash 5.00% + SFvv	01/19/24	01/19/31	Senior	3,676,000	3,589,026
HNVR Holdco Limited +, a	Cash 5.25% + E###	01/25/22	09/12/27	Senior	3,321,745	3,231,488
HNVR Holdco Limited +, a	Cash 4.25% + E###	03/22/24	09/12/27	Senior	6,567,909	6,570,693
Holding Socotec SAS +, a	Cash 4.00% + SF (0.75% Floor)vv	09/10/21	06/30/28	Senior	1,455,000	1,457,728
HomeVi SAS +, a, f	Cash 3.25% + E##	05/10/24	10/31/26	Senior	5,333,333	2,625,920
HomeVi SAS +, a	Cash 3.25% + E##	06/17/24	10/31/26	Senior	5,715,208	5,581,239
Hunter Douglas NV +, a	Cash 3.50% + SF (0.50% Floor)vv	03/07/22	02/26/29	Senior	8,741,688	8,696,450
Hunter Holdco 3 Limited +, a	Cash 4.25% + SF (0.50% Floor)vv	08/26/21	08/19/28	Senior	10,285,188	10,195,192
IGT Holding IV AB +, a	Cash 5.31% + SF (0.50% Floor)vv	07/21/21	03/31/28	Senior	1,838,250	1,843,995
Inception Finco S.à r.l. +, a	Cash 4.50% + SFvv	03/15/24	03/17/31	Senior	1,100,000	1,108,079
Ineos Quattro Holdings UK Limited +, a	Cash 3.75% + SFv	03/17/23	03/01/30	Senior	1,980,000	1,980,010
International Park Holdings B.V. +, a	Cash 5.00% + E###	11/16/21	12/14/26	Senior	2,967,557	2,813,339
ION Trading Finance Limited +, a	Cash 4.75% + SF (1.00% Floor)vv	05/25/21	04/01/28	Senior	2,026,687	2,027,103
Kouti B.V. +, a	Cash 3.175% + E##	05/20/24	08/31/28	Senior	12,074,093	11,912,503
Lernen Bidco Ltd. +, a	Cash 4.25% + E###	06/16/23	04/24/29	Senior	6,523,196	6,452,140
Loire UK Midco 3 Limited +, a	Cash 3.50% + SF (0.75% Floor)vv	07/09/21	04/21/27	Senior	1,254,875	1,248,080
Loire UK Midco 3 Limited +, a	Cash 3.00% + SFv	06/08/20	04/21/27	Senior	1,345,038	1,339,321
Mar Bidco S.à.r.l. +, a	Cash 4.25% + SFvv	07/30/21	07/06/28	Senior	2,917,500	2,866,444
Matador Bidco S.à.r.l. +, a	Cash 4.50% + SF (0.76% Floor)v	11/12/19	10/15/26	Senior	3,023,676	3,034,077

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Nobel Bidco B.V. +, a	Cash 3.50% + E###	06/12/24	09/01/28	Senior	$5,423,992	$5,276,972
Nomad Foods Limited +, a	Cash 3.75% + SF (0.50% Floor)vv	12/09/22	11/12/29	Senior	1,173,110	1,175,938
Nouryon Finance B.V. +, a	Cash 3.50% + E##	06/20/24	04/03/28	Senior	2,251,627	2,244,767
Nouryon Finance B.V. +, a	Cash 4.00% + SFvv	03/03/23	04/03/28	Senior	2,382,000	2,396,887
One Hotels GmbH +, a	Cash 4.50% + E###	06/12/24	04/02/31	Senior	6,725,751	6,679,240
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	32,102,236	31,565,685
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + SFvvv	03/30/22	03/01/29	Senior	2,465,044	2,477,369
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + E###	06/06/24	02/26/29	Senior	7,614,628	7,498,912
Pegasus BidCo B.V. +, a	Cash 4.25% + SF (0.50% Floor)vv	08/08/22	07/12/29	Senior	2,720,122	2,738,265
Pegasus BidCo B.V. +, a	Cash 3.75% + SF (0.50% Floor)vv	02/14/24	07/12/29	Senior	4,282,406	4,310,969
Piolin II S.à.r.l. +, a	Cash 4.50% + E##	06/11/24	09/16/29	Senior	10,240,413	10,250,260
Planet US Buyer LLC +, a	Cash 3.50% + SFvv	02/20/24	02/07/31	Senior	2,900,000	2,922,112
Platin2025 Acquisition S.à.r.l. +, a	Cash 3.90% + E##	05/28/24	12/29/28	Senior	6,524,382	6,402,720
Rainbow Jvco Ltd. +, a	Cash 7.25% + E##; PIK 7.25%	02/24/22	02/24/30	Mezzanine	9,405,746	9,321,405
Rainbow UK Holdco Limited +, a	Cash 3.75% + E###	05/31/24	02/26/29	Senior	8,686,019	8,576,874
RC Acquisition II B.V. +, a	Cash 6.25% + E##	12/19/23	12/18/30	Senior	9,234,378	9,037,690
Rohm Holding GmbH +, a	Cash 4.50% + E### + PIK 0.25%	06/28/24	01/31/29	Senior	6,430,822	6,310,566
Sapphire Bidco B.V. +, a	Cash 3.00% + E##	05/25/18	05/05/25	Senior	2,271,578	2,149,706
Seren Bidco AB +, a	Cash 7.25% + SR ¤¤	11/16/21	11/16/29	Second Lien	16,653,255	13,881,848
Sevetys Invest +, a, e	Cash 6.25% + E##	12/16/22	12/07/28	Senior	15,740,503	15,467,826
Sigma Holdco B.V. +, a	Cash 4.75% + SFvvv	09/20/23	01/02/28	Senior	5,890,573	5,908,509
Skywalker BidCo GmbH +, a	Cash 6.00% + E###	12/20/23	12/20/30	Senior	6,537,633	6,391,022
Skywalker BidCo GmbH +, a, e	Cash 6.00% + E###	12/20/23	12/20/30	Senior	724,157	716,301
Speedster BidCo GmbH +, a	Cash 2.50% + E###	06/17/24	03/31/27	Senior	10,722,920	10,642,529
Sport Group Holding GMBH +, a, f	Cash 4.25% + E##	06/07/24	06/06/31	Senior	2,600,000	2,783,291
Starfruit Finco B.V. +, a	Cash 4.00% + SFvv	11/14/18	10/01/25	Senior	2,729,371	2,739,948
Summer (BC) Bidco B LLC +, a	Cash 5.00% + SF (0.75% Floor)vv	09/08/21	12/04/26	Senior	972,613	976,260
team.blue Finco S.à.r.l. +, a	Cash 3.20% + E#	06/25/21	03/27/28	Senior	11,959,050	11,302,009
TK Elevator Midco GmbH +, a	Cash 3.50% + SF (0.5% Floor)vvv	03/11/24	04/30/30	Senior	3,391,500	3,412,883
TMF Sapphire Bidco B.V. +, a	Cash 5.00% + SFvv	07/25/23	05/03/28	Senior	1,393,000	1,398,447
Touchdown Acquirer Inc. +, a	Cash 4.00% + SFvv	03/11/24	02/07/31	Senior	3,855,689	3,878,591
Vertical Midco GmbH +, a	Cash 3.50% + SFvv	09/09/20	07/30/27	Senior	3,871,644	3,896,055
Virgin Media Bristol LLC +, a	Cash 3.25% + SFv	06/25/24	01/31/29	Senior	10,000,000	9,574,300
Virgin Media Bristol, LLC +, a	Cash 2.50% + SFv	02/07/18	01/31/28	Senior	5,486,250	5,267,377
VS Buyer, LLC +, a	Cash 3.25% + SFv	04/23/24	04/12/31	Senior	1,900,000	1,907,182
ZF Invest +, a	Cash 3.475% + E###	06/04/24	07/12/28	Senior	5,222,419	5,066,202
Ziggo Financing Partnership +, a	Cash 2.50% + SFv	02/27/20	04/30/28	Senior	10,000,000	9,691,900
Total Western Europe (3.89%)						590,073,781
Total Direct Debt (10.85%)						$1,646,400,908
Total Direct Investments (65.16%)						$9,886,625,429

Secondary Investments *, c (12.45%)	Acquisition Date	Fair Value
Asia - Pacific (1.02%)
CVC Capital Partners Asia Pacific III, L.P. +, a, e	01/11/13	$215,360
MBK Partners Colonel Fund, L.P. +, a, e	09/20/21	98,779,315
The Baring Asia Private Equity Fund VII, L.P. +, a, e	03/31/24	4,780,711
TPG Asia VII (B), L.P. +, a, e	12/07/18	17,344,575

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
Asia - Pacific (continued)
TRG Growth Partnership (Offshore) II, L.P. +, a, e	08/02/10	$58,208
TRG Growth Partnership II, L.P. +, a, e	07/08/10	167,043
Yunfeng Capital Fund III, L.P. +, a, e	05/18/21	29,447,494
Yunfeng Capital Fund IV, L.P. +, a, e	05/31/21	3,667,158
Total Asia - Pacific (1.02%)		154,459,864
North America (8.60%)
Abingworth Bioventures V, L.P. +, a, e	06/30/12	3,414
Apollo Investment Fund VII, L.P. +, a, e	07/01/10	2
Ares PE Extended Value Fund, L.P. +, a, e	11/14/19	40,148,325
Avenue Golden Continuation Fund PV, L.P. +, a, e	04/26/22	83,935,619
Bain Capital Fund X, L.P. +, a, e	06/30/11	4,547,636
Berkshire Fund VIII, L.P. +, a, e	09/03/21	15,624,244
Berkshire Fund X-A, L.P. +, a, e	09/03/21	15,059,625
Bertram Growth Capital II-A, L.P. +, a, e	09/30/15	11,850
Carlyle Partners VII, L.P. +, a, e	02/15/23	30,517,166
Carlyle Partners VIII, L.P. +, a, e	03/10/23	4,361,535
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	05/12/22	126,909
Clayton, Dubilier & Rice Fund VIII, L.P. +, a, e	03/29/12	33,932
DST Opportunities Access Offshore L.P. +, a, e	09/30/20	5,462,515
ECP Terra-Gen Growth Fund, L.P. +, a, e	03/23/21	4,105,585
EETF Sidecar, L.P. +, a, e	04/30/21	5,403,864
EnCap Energy Co-Investment Fund I-C, L.P. +, a, e	04/30/21	1,079,445
EnCap Energy Transition Fund I, L.P. +, a, e	04/30/21	2,550,058
Energy Capital Partners Credit Solutions II, L.P. +, a, e	02/03/21	3,106,652
Energy Capital Partners III, L.P. +, a, e	02/01/21	5,030,559
Fengate Everest Continuation Fund L.P. +, a, e	06/17/24	17,830,483
Frazier Healthcare VI, L.P. +, a	06/30/12	133,423
FS Equity Partners V, L.P. +, a, e	08/07/12	11,575
GA Continuity Fund I L.P. (Bermuda) +, a, e	06/30/21	87,376,404
General Atlantic Investment Partners 2021, L.P. +, a, e	07/02/21	7,095,331
General Atlantic Investment Partners 2023, L.P. +, a, e	12/01/22	918,141
Genstar Capital Partners IX, L.P. +, a, e	03/31/24	2,888,705
Genstar Capital Partners V, L.P. +, a, e	09/30/15	1,643
Genstar IX Opportunities Fund I +, a, e	03/31/24	1,227,140
Green Equity Investors Side CF, L.P. +, a, e	04/16/21	45,557,470
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	36,750,386
Gryphon Partners 3.5, L.P. +, a, e	05/21/13	109,613
Gryphon Partners IV L.P. +, a, e	02/08/16	15,741,571
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a, e	12/30/10	120,373
Icon Partners IV, L.P. +, a, e	05/26/21	31,526,051
Icon Partners V, L.P. +, a, e	12/27/21	96,940,793
Insight Venture Partners Continuation Fund, L.P. +, a, e	09/09/19	59,467,339
KKR Associates Indigo Equity Partners, L.P. +, a	06/09/22	122,071,075
KSL Capital Partners CV I, L.P. +, a, e	05/23/22	52,336,386
Lee Equity Partners II, L.P. +, a, e	06/30/17	6,633,459
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	6,133,161
LEP Captive Co-Invest II, L.P. +, a	07/01/22	17,805,143
Madison Dearborn Capital Partners V, L.P. +, a, e	03/31/11	1,977
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	10,489,575
Monomoy Capital Partners II, L.P. +, a, e	09/30/15	129,606
New Enterprise Associates 17, L.P. +, a, e	09/30/20	6,664,631
Northgate Growth Fund, L.P. +, a	12/20/19	7,289,064

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
NVP VIII PG, L.P. +, a, e	05/31/19	$83,026,492
Oak Investment Partners XII, L.P. +, a	06/28/12	1,725
Providence Equity Partners IV, L.P. +, a, e	06/30/11	980
Providence Equity Partners V, L.P. +, a, e	06/30/11	7,078
Providence Equity Partners VI-A, L.P. +, a, e	06/30/11	136,288
Providence Equity Partners VII-A, L.P. +, a, e	06/30/13	1,414,282
PT2, L.P. +, a, e	12/21/21	12,878,174
Revelstoke EPIC Fund I, L.P. +, a, e	11/20/19	82,075,834
Samson Partners, L.P. +, a, e	12/21/20	48,242,747
Silver Lake Partners III, L.P. +, a, e	03/31/13	894,852
Silver Lake Partners V, L.P. +, a, e	09/30/20	10,251,195
Silver Lake Partners VI, L.P. +, a, e	09/30/22	42,602,753
SL SPV-1, L.P. +, a	12/01/17	3,518,382
SL SPV-2, L.P. +, a	06/30/10	8,958,501
Sun Capital Partners V, L.P. +, a, e	09/30/13	1,443,539
TA Atlantic & Pacific VI, L.P. +, a, e	09/30/15	53,306
TA XI, L.P. +, a, e	09/30/15	360,419
TCV VII (A), L.P. +, a, e	09/30/13	290,028
TorQuest Partners Fund (U.S.) II, L.P. +, a, e	09/30/15	230,288
TPG Healthcare Partners, L.P. +, a, e	04/01/24	3,160,582
TPG Partners V, L.P. +, a, e	07/11/11	5,042
TPG Partners VI, L.P. +, a, e	12/31/12	339,462
TPG Partners VIII, L.P. +, a, e	04/01/24	8,273,556
Trident VIII, L.P. +, a, e	09/30/22	31,305,052
Vistria Fund III, L.P. +, a, e	07/29/19	15,432,766
Vistria Fund IV, L.P. +, a, e	10/01/22	40,905,028
Vistria Fund V, L.P. +, a, e	03/31/23	2,849,059
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	183,624
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/31/18	46,964,837
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	5,169,871
Total North America (8.60%)		1,305,335,195
Western Europe (2.83%)
3i Eurofund Vb, L.P. +, a	09/30/09	37,306
3i Growth Capital B, L.P. +, a, e	10/01/14	63,829
Abingworth Bioventures III, L.P. +, a, e	09/30/15	3,668
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a, e	06/30/12	25,310
Advent International GPE VI, L.P. +, a	09/30/10	346,941
Aparca8 Capital Estacionamientos, S.C.R., S.A. +, a, e	12/15/23	13,637,345
Apax Europe VI - A, L.P. +, a, e	07/01/11	51,353
Apax Europe VII - B, L.P. +, a, e	04/30/11	7,793
Astorg IQ-EQ Fund SCSp +, a, e	01/13/22	25,940,771
BC European Capital IX, L.P. +, a, e	09/30/14	2,165,316
Carlyle Europe Partners II, L.P. +, a, e	12/28/12	11,832
Carlyle Europe Partners III, L.P. +, a, e	12/28/12	262,765
CCP IX L.P. No.2 +, a	09/30/14	40,249
CD&R Value Building Partners I, L.P. +, a	12/17/21	65,408,255
CVC Capital Partners VII L.P. +, a, e	03/31/24	12,986,652
CVC Capital Partners VIII, L.P. +, a, e	03/31/24	10,436,446
Daiwa ICP European Infrastructure 1, L.P. +, a, e	12/22/22	68,937,017
EPIC I-b Fund SLP +, a, e	11/30/20	24,924,963
ESP Golden Bear Europe Fund +, a, e	12/31/16	1,208,323
Galileo III FCPR +, a, e	09/30/15	29,617

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
Western Europe (continued)
Graphite Capital Partners VII, L.P. +, a, e	09/30/15	$220,559
Italian Private Equity Fund IV, L.P. +, a, e	01/29/16	4,005
KKR European Fund III, L.P. +, a, e	11/01/10	78,456
Montagu+ SCSp +, a, e	12/06/21	55,595,720
Permira Europe II, L.P. +, a	11/29/13	4,747
Permira Europe III, L.P. +, a	09/30/13	8,034
Permira VII L.P. +, a, e	09/29/22	39,726,281
Rivean Special Opportunity Fund I Coöperatief U.A. +, a, e	11/29/22	49,046,463
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	177,490
Sixth Cinven Fund (No.2) Limited Partnership +, a, e	03/31/24	3,627,237
STG Alternative Investments S.C.A. SICAV-RAIF +, a, e	09/17/21	35,211,504
The Seventh Cinven Fund, L.P. +, a, e	03/31/24	7,648,389
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a, e	11/20/20	7,127,978
Trilantic Europe VI SCSp +, a, e	12/10/20	4,685,213
Total Western Europe (2.83%)		429,687,827
Total Secondary Investments (12.45%)		$1,889,482,886
Primary Investments *, c (14.10%)
Asia - Pacific (0.85%)
Bain Capital Asia V, L.P. +, a, e	09/01/23	165,551
Baring Asia Private Equity Fund V, L.P. +, a, e	12/01/10	387,191
BGH Capital Fund I +, a, e	03/01/18	19,060,229
BGH Capital VCLP II +, a, e	02/01/22	541,763
CPEChina Fund III, L.P. +, a, e	03/28/18	31,029,089
CVC Capital Partners Asia VI L.P. +, a, e	12/23/22	—
Hony Capital Fund VIII, L.P. +, a, e	10/30/15	8,030,795
Hony Capital Partners V, L.P. +, a, e	12/15/11	2,631,727
J-STAR No.4-C, L.P. +, a, e	08/02/19	12,160,052
J-STAR No.5-B, L.P. +, a, e	02/28/22	1,163,347
Kedaara Capital Growth Fund IV +, a, e	04/03/24	—
Kedaara Capital III Limited +, a, e	06/17/21	6,780,167
KKR Asian Fund IV SCSp +, a, e	05/29/20	4,232,526
Primavera Capital Fund III L.P. +, a, e	05/09/18	10,983,825
Primavera Capital Fund IV, L.P. +, a, e	05/20/21	5,041,625
Southern Capital Fund IV L.P. +, a, e	01/26/18	3,307,283
The Baring Asia Private Equity Fund VII, L.P. +, a, e	07/10/18	8,610,193
TPG ASIA VIII (B), L.P. +, a, e	07/01/22	5,919,740
Trustbridge Partners VI, L.P. +, a, e	04/12/18	9,505,169
Total Asia - Pacific (0.85%)		129,550,272
North America (8.60%)
Advent Global Technology, L.P. +, a, e	06/25/19	3,006,997
AEA Investors Fund VII L.P. +, a, e	02/08/19	4,160,513
American Industrial Partners Capital Fund VII, L.P. +, a, e	03/29/19	22,301,280
American Industrial Partners Capital Fund VIII, L.P. +, a, e	07/10/23	97,664
Apollo Investment Fund IX, L.P +, a, e	06/01/17	34,385,944
Apollo Investment Fund VIII, L.P. +, a, e	06/28/13	3,211,315
Ares Corporate Opportunities Fund IV, L.P. +, a, e	04/19/12	1,766,667
Ares Corporate Opportunities Fund V, L.P. +, a, e	12/28/15	9,475,009
Ares Corporate Opportunities Fund VI, L.P. +, a, e	06/02/20	2,697,149
Avista Capital Partners II, L.P. +, a, e	01/01/14	1
Bain Capital Fund XII, L.P. +, a, e	06/30/17	23,740,295
Bain Capital Fund XIII, L.P. +, a, e	08/07/20	14,623,035

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Barings Transportation Fund, L.P. +, a, e	09/23/21	$14,275,256
Berkshire Fund IX, L.P. +, a, e	03/18/16	13,993,083
Berkshire Fund XI-TE, L.P. +, a, e	12/18/23	—
Caltius Partners V-A, L.P. +, a, e	12/02/14	6,165,007
Carlyle Partners VII, L.P. +, a, e	11/29/17	60,025,861
Carlyle Partners VIII, L.P. +, a, e	09/10/21	5,160,166
Centerbridge Seaport Acquisition Fund, L.P. +, a	04/27/22	996,237
Clayton, Dubilier & Rice Fund IX, L.P. +, a, e	07/31/13	6,263,101
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/13/16	22,043,213
Clayton, Dubilier & Rice Fund XI, L.P. +, a, e	05/15/20	18,869,683
Clayton, Dubilier & Rice Fund XII, L.P. +, a, e	09/02/22	5,060,040
Clearlake Capital Partners V, L.P. +, a, e	12/15/17	32,118,896
Clearlake Capital Partners VI, L.P. +, a, e	12/10/19	22,357,747
Clearlake Capital Partners VII, L.P. +, a, e	09/23/21	9,720,332
Clearlake Capital Partners VIII, L.P. +, a, e	04/05/24	—
Crescent Mezzanine Partners VI, L.P. +, a, e	03/30/12	585,343
Cressey & Company Fund VII-A L.P. +, a, e	06/30/22	882,289
ECP V, LP +, a, e	08/19/22	2,653,063
Frazier Healthcare Growth Buyout Fund X, L.P. +, a, e	03/10/21	10,187,801
Genstar AMBA CV, L.P. +, a	04/01/23	559,497
Genstar Capital Partners IX, L.P. +, a, e	02/21/19	25,639,490
Genstar Capital Partners VI, L.P. +, a, e	09/01/12	792,983
Genstar Capital Partners VII, L.P. +, a, e	06/26/15	6,531,609
Genstar Capital Partners VIII, L.P. +, a, e	03/23/17	34,209,262
Genstar Capital Partners X, L.P. +, a, e	04/01/21	10,574,718
Genstar Capital Partners XI, L.P. +, a, e	04/26/23	39,515
Genstar X Opportunities Fund, L.P. +, a, e	08/13/21	2,585,074
Genstar XI Opportunities Fund, L.P. +, a, e	04/26/23	440,312
GI Data Infrastructure Fund II LP +, a, e	01/27/23	969,037
GoldPoint Mezzanine Partners IV, L.P. +, a, e	12/30/15	7,807,881
Green Equity Investors IX, L.P. +, a, e	03/01/22	5,654,244
Green Equity Investors Side VIII, L.P. +, a, e	10/18/19	37,203,667
Gryphon Heritage Partners, L.P. +, a, e	12/17/20	6,017,078
Gryphon Partners V, L.P. +, a, e	02/23/18	9,812,158
Gryphon Partners VI, L.P. +, a, e	12/17/20	10,246,629
Harvest Partners IX, L.P. +, a, e	09/24/21	4,678,028
Harvest Partners VII, L.P. +, a, e	12/14/15	10,333,154
Harvest Partners VIII, L.P. +, a, e	12/19/18	24,070,030
Hellman & Friedman Capital Partners VII, L.P. +, a, e	06/30/14	183,527
Hellman & Friedman Capital Partners X, L.P. +, a, e	05/10/21	11,571,140
Hellman & Friedman Capital Partners XI, LP +, a, e	03/31/23	—
HGGC Fund IV, L.P. +, a, e	04/08/22	2,665,583
Icon Partners IV, L.P. +, a, e	09/01/21	5,376,304
Icon Partners V, L.P. +, a, e	12/27/21	9,528,869
Insight Partners XII (Co-Investors), L.P. +, a, e	05/14/21	2,010,087
Insight Partners XIII, L.P. +, a, e	12/23/22	50
Insight Venture Partners X, L.P. +, a, e	07/06/18	14,407,850
Insight Venture Partners XI, L.P. +, a, e	12/17/19	7,387,792
Insight Ventures Partners XII, L.P. +, a, e	05/14/21	5,834,713
Jade Equity Investors II, L.P. +, a, e	03/01/22	—
K6 Private Investors, L.P. +, a, e	06/28/24	—
Khosla Ventures VIII, L.P. +, a, e	01/06/23	563,357
KKR Americas Fund XII L.P. +, a, e	01/31/18	29,852,493

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
KKR Associates Indigo Equity Partners, L.P. +, a	10/01/22	$1,759,075
KKR North America Fund XI, L.P. +, a, e	02/01/12	3,657,730
KKR North America Fund XIII, SCSP +, a, e	04/06/21	6,339,320
Kleiner Perkins Caufield & Byers XIX LLC +, a, e	03/05/20	11,112,930
Kleiner Perkins Select Fund III, LLC +, a, e	06/28/24	—
Kleiner Perkins XXI, LLC +, a, e	06/28/24	—
Kohlberg TE Investors IX, L.P. +, a, e	12/20/19	26,836,495
Kohlberg TE Investors VIII, L.P. +, a, e	08/04/16	25,299,980
Kohlberg TE Investors X, L.P. +, a, e	10/06/23	10,922
Lee Equity Partners IV, L.P. +, a, e	06/28/24	—
Leeds Equity Partners VI, L.P. +, a, e	11/25/16	17,289,556
Lerer Hippeau Select Fund III, L.P. +, a, e	12/20/19	6,397,042
Lerer Hippeau VII, L.P. +, a, e	12/20/19	3,399,520
Lux Total Opportunities, L.P. +, a, e	05/28/21	2,694,201
Lux Ventures VII, L.P. +, a, e	05/28/21	1,011,046
Lux Ventures VIII, L.P. +, a, e	04/03/23	615,173
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/20/20	9,942,722
Mayfield Select III, L.P. +, a, e	05/01/23	—
Mayfield XVII, L.P. +, a, e	05/01/23	—
Nautic Partners IX-A, L.P. +, a, e	03/12/19	7,372,911
Nautic Partners VII-A, L.P. +, a, e	06/27/14	2,618,106
Nautic Partners X-A, L.P. +, a, e	07/19/21	7,727,088
Nautic Partners XI-A, L.P. +, a, e	06/21/24	—
NEA 18 Venture Growth Equity, L.P. +, a, e	12/22/21	1,828,567
New Enterprise Associates 14, L.P. +, a, e	05/04/12	7,782,247
New Enterprise Associates 17, L.P. +, a, e	06/06/19	9,027,171
New Enterprise Associates 18, L.P. +, a, e	12/22/21	1,447,063
New Mountain Capital V, L.P. +, a, e	06/29/17	27,779,929
New Mountain Partners VI, L.P. +, a, e	10/16/20	20,385,796
New Mountain Partners VII, L.P. +, a, e	04/06/23	—
NexPhase Capital Fund III-A, L.P. +, a, e	09/01/16	14,345,327
NexPhase Capital Fund V, L.P. +, a, e	08/04/23	86,500
Oak Hill Capital Partners IV, L.P. +, a, e	04/28/17	6,555,057
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	34,174,914
Oak Hill Capital Partners VI, L.P. +, a, e	02/25/22	3,139,708
Pamlico Capital V, L.P. +, a, e	02/03/20	3,799,448
PennantPark Credit Opportunities Fund II, L.P. +, a, e	08/03/12	1,027,889
Revelstoke Capital Partners Fund III, L.P +, a, e	02/23/22	4,551,456
Silver Lake Partners IV, L.P. +, a, e	07/30/12	15,633,511
Silver Lake Partners V, L.P. +, a, e	03/31/17	47,272,670
Silver Lake Partners VI, L.P. +, a, e	06/04/20	7,304,887
Silver Lake Partners VII, L.P. +, a, e	05/26/22	3,348,716
Spark Capital Growth Fund IV, L.P. +, a, e	10/14/21	4,368,577
Spark Capital Growth Fund V, L.P. +, a, e	02/29/24	—
Spark Capital VII, L.P. +, a, e	10/14/21	2,314,571
Spark Capital VIII, L.P. +, a, e	02/29/24	—
Sumeru Equity Partners Fund, L.P. +, a, e	04/27/15	4,217,572
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	1,574,018
TA Select Opportunities Fund II-B, L.P. +, a, e	05/27/21	1,989,084
TA XIII-B, L.P. +, a, e	05/02/19	20,014,107
TA XIV-B, L.P. +, a, e	05/27/21	10,250,740
TCV X, L.P. +, a, e	08/31/18	14,316,320
TCV XI (A), L.P. +, a, e	10/02/20	7,670,786

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Thompson Street Capital Partners IV, L.P. +, a, e	12/10/15	$9,403,454
Thompson Street Capital Partners V, L.P. +, a, e	05/04/18	8,789,315
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	9,761,365
TPG Partners IX, L.P. +, a, e	12/23/22	627,030
TPG Partners VII, L.P. +, a, e	03/01/16	6,030,141
TPG Partners VIII, L.P. +, a, e	01/31/19	12,010,397
Trident IX, L.P. +, a, e	11/19/21	11,444,199
Trident VII, L.P. +, a, e	09/22/16	42,056,809
Trident VIII, L.P. +, a, e	04/05/19	25,289,331
Trident X, L.P. +, a, e	05/23/24	—
Vista Equity Partners Fund VII, L.P. +, a, e	08/31/18	20,182,547
Vista Equity Partners Fund VIII, L.P. +, a, e	04/28/22	9,821,915
Vistria Fund II, L.P. +, a, e	12/19/17	11,742,949
Vistria Fund III, L.P. +, a, e	06/19/19	15,432,766
Vistria Fund IV, L.P. +, a, e	03/31/21	14,686,477
Vistria Fund V, L.P. +, a, e	10/31/23	410,257
Warburg Pincus Global Growth 14, L.P. +, a, e	01/31/22	4,109,224
Warburg Pincus Global Growth, L.P. +, a, e	11/20/18	12,224,011
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	11,976,085
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	18,611,536
Welsh, Carson, Anderson & Stowe XIV, L.P. +, a, e	01/19/22	1,545,640
West Street Offshore Infrastructure Partners IV +, a, e	11/02/22	6,055,998
Windjammer Senior Equity Fund IV, L.P. +, a, e	02/06/13	4,443,684
Total North America (8.60%)		1,305,314,696
Rest of World (0.73%)
Advent Latin American Private Equity Fund VI-H L.P. +, a, e	10/17/14	7,787,825
Altra Private Equity Fund II, L.P. +, a	12/07/12	560,824
Patria - Brazilian Private Equity Fund IV, L.P. +, a, e	06/30/11	4,808,403
Polish Enterprise Fund VIII, L.P. +, a, e	09/15/17	97,014,207
Total Rest of World (0.73%)		110,171,259
Western Europe (3.92%)
Adagia Capital Europe S.L.P. +, a, d, e	06/01/21	5,549,326
Advent International GPE IX-C, L.P. +, a, e	05/31/19	28,875,163
Advent International GPE VII-B, L.P. +, a, e	07/01/12	1,336,952
Advent International GPE VIII-C, L.P +, a, e	03/22/16	9,286,194
Advent International GPE X (USD) +, a, e	05/31/22	8,166,988
Apax X USD L.P. +, a, e	07/16/19	22,326,491
APAX XI USD L.P. +, a, e	06/30/22	879,339
Astorg Mid-Cap +, a, e	02/22/21	3,294,170
Astorg VI, FCPI +, a, e	06/30/16	4,731,166
Astorg VIII S.à.r.l. +, a, e	12/17/21	7,531,847
Axcel VI K/S +, a, e	02/21/20	23,021,761
Axcel VII K/S +, a, e	05/17/23	209,661
Bain Capital Europe Fund IV, L.P. +, a, e	09/01/14	4,478,193
Bain Capital Europe Fund VI, SCSp +, a, e	06/30/22	587,424
BC Partners XI, L.P. +, a, e	12/18/20	21,092,688
Bregal Unternehmerkapital IV-A SCSP +, a, e	05/23/24	—
CapVest Equity Partners III B, L.P. +, a, e	08/30/13	3,264,405
Capvis Equity V L.P. +, a, e	01/17/18	24,399,853
Carlyle Europe Partners IV, L.P. +, a, e	08/27/13	534,853
Carlyle Europe Partners V, L.P. +, a, e	04/23/18	7,484,139

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Western Europe (continued)
CD&R Value Building Partners I, L.P. +, a	12/17/21	$8,131,385
Charterhouse Capital Partners XI +, a, e	11/26/21	3,669,648
CVC Capital Partners IX L.P. +, a, e	05/12/23	—
CVC Capital Partners VI (A) L.P. +, a, e	07/05/13	6,521,855
CVC Capital Partners VIII, L.P. +, a, e	06/19/20	1,898,510
DPE Deutschland IV +, a, e	08/24/20	3,708,106
EPIC Fund III, SLP +, a, e	06/25/24	—
EQT IX, L.P. (USD) +, a, e	05/15/20	22,286,810
EQT Mid-Market (No.1) Feeder L.P. +, a, e	07/01/16	12,095,531
EQT X, L.P. (USD) +, a, e	04/28/22	4,045,685
Exponent Private Equity Partners V, L.P. +, a, e	09/14/23	—
Gilde Buy-Out Fund VI C.V. +, a, e	06/28/19	31,607,145
Graphite Capital Partners IX L.P. +, a, e	04/11/18	12,708,275
Hg Genesis 10 L.P. +, a, e	04/14/22	2,888,589
Hg Mercury 4 L.P. +, a, e	01/12/23	524,214
Hg Saturn 3 L.P. +, a, e	02/25/22	9,403,180
Hg Saturn I L.P. +, a, e	06/28/18	13,944,246
HgCapital 8 L.P. +, a, e	12/19/16	22,683,340
HgCapital Mercury 2 +, a, e	02/15/17	14,279,743
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	16,705,657
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	32,378,655
KKR European Fund VI (USD) +, a, e	11/01/21	3,634,750
Livingbridge 7 L.P. +, a, e	09/04/20	12,985,884
MCH Iberian Capital Fund V FCR +, a, e	12/10/21	15,574,493
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	3,990,498
Nordic Capital IX, L.P. +, a, e	07/18/17	37,085,325
Nordic Capital X, L.P. +, a, e	09/30/20	23,849,549
Nordic Capital XI, L.P. +, a, e	05/01/22	8,504,931
Oakley Capital Fund V, SCSp +, a, e	04/28/22	3,683,240
PAI Europe VI-1, L.P. +, a, e	03/12/15	4,213,490
PAI Partners VIII-1 SCSp +, a, e	12/17/21	4,341,658
Permira VII L.P. +, a, e	06/21/19	28,888,390
Permira VIII SCSp +, a, e	02/10/22	8,881,037
ProA Capital Iberian Buyout Fund IV, F.C.R. +, a, e	05/31/23	964,899
Rivean Capital Fund VII Cooperatief U.A. +, a, e	05/24/23	2,292,879
Sixth Cinven Fund (No.3) L.P. +, a, e	05/01/16	5,630,562
The Eighth Cinven Fund, L.P. +, a, e	07/05/22	922,485
The Paragon Partners Fund IV GmbH & Co. KG +, a, e	04/29/22	20,829
The Seventh Cinven Fund, L.P. +, a, e	04/16/19	31,516,817
Vitruvian Investment Partnership V +, a, e	10/07/22	530,869
Total Western Europe (3.92%)		594,043,772
Total Primary Investments (14.10%)		$2,139,079,999

Total Private Equity Investments (Cost $10,117,003,378)(91.71%)		$13,915,188,314

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

Total Investments (Cost $10,752,869,828)(96.26%)	14,603,968,436

Other Assets in Excess of Liabilities (3.74%)	568,096,309

Net Assets (100.00%)	$15,172,064,745

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"). These securities may be sold in certain transactions in reliance on an exemption from registration (normally to "qualified institutional buyers" in accordance with Rule 144(a)(1) under the Securities Act). At June 30, 2024, the aggregate value of these securities is $178,908,797 or 1.18% of the Fund's net assets.

#	As of June 30, 2024, 1 month EURIBOR was 3.63%.

##	As of June 30, 2024, 3 month EURIBOR was 3.71%.

###	As of June 30, 2024, 6 month EURIBOR was 3.68%.

####	As of June 30, 2024, 12 month EURIBOR was 3.58%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of June 30, 2024, 1 month Bank Bill Swap Rate was 4.30%.

††	As of June 30, 2024, 3 month Bank Bill Swap Rate was 4.45%.

†††	As of June 30, 2024, 6 month Bank Bill Swap Rate was 4.74%.

>	As of June 30, 2024, 1 month Sterling Overnight Interbank Average Rate was 5.20%.

>>	As of June 30, 2024, 3 month Sterling Overnight Interbank Average Rate was 5.20%.

>>>	As of June 30, 2024, 6 month Sterling Overnight Interbank Average Rate was 5.19%.

¤ ¤	As of June 30, 2024, 3 month Stockholm Interbank Offered Rate was 3.71%.

v	As of June 30, 2024, 1 month Secured Overnight Financing Rate was 5.34%.

vv	As of June 30, 2024, 3 month Secured Overnight Financing Rate was 5.33%.

vvv	As of June 30, 2024, 6 month Secured Overnight Financing Rate was 5.25%.

vvvv	As of June 30, 2024, 12 month Secured Overnight Financing Rate was 5.04%.

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of June 30, 2024 was $13,915,188,314, or 91.71% of net assets. As of June 30, 2024, the aggregate cost of each investment restricted to resale was $11,186,881, $10,621,500, $27,816,585, $7,469,088, $5,433,284, $62,095,071, $1,475,400, $1,212,540, $23,038,255, $9,044,656, $1,705,085, $2,654,095, $18,518,292, $126,985,067, $24,784,703, $27,959,148, $9,524,381, $44,578,381, $35,317,661, $150,000, $4,168,272, $17,127,003, $56,634, $122,578,028, $94,154, $8,436,000, $33,244,066, $2,154,218, $1,348,750, $3,602,070, $27,230, $120,019,757, $41,227,776, $100,002,943, $7,120,999, $8,508,337, $85, $84,052,137, $64,101,828, $41,233,336, $94,861,790, $103,097,510, $56,985,983, $10,422,000, $47,761,620, $15,617,280, $62,631,543, $122,197,759, $151,702,453, $250,000, $1, $56,024,281, $716,331, $9,683,863, $187,500,000, $61,566,000, $252,000, $78,329,340, $5,498,850, $11,341,677, $317,827, $172,633, $37,921,966, $22,737,472, $60,534,545, $15,306,665, $45,225,381, $40,498,701, $1,326,417, $32,126,730, $44,310,850, $1,120,924, $13,722,831, $6,996,130, $2,361,000, $3, $1, $1,201,845, $39,475,202, $7,491,892, $28,417,946, $55,007,013, $14,874,473, $90,509,738, $178,485,000, $31,855,184, $54,353,000, $301,146, $5,013,868, $71,817,900, $4,632,829, $3,620,372, $22,340,802, $45,774,388, $18,795,303, $2,316,000, $68,399,200, $1,441,200, $7,070,769, $6,609,817, $773,331, $143,839, $101,309, $69,246,328, $17,408,823, $6,014,065, $12,018,364, $3,796,283, $264,490, $21,849,512, $402,797, $22,216,875, $149,423,941, $83,976,881, $78,514,453, $25,494,638, $14,672,982, $2,323,442, $465,142, $60,730,492, $47,337,703, $32,709,803, $711,598, $84,322,416, $8,086,748, $745,309, $1,045,423, $569, $37,402,098, $52,429,641, $11,664,382, $42,821,435, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,377,868, $18,476,616, $10,370,882, $7,793, $1,667,819, $14,746,472, $40,092,414, $9,770,324, $64,619,159, $15,139,432, $78,775,560, $13,620, $41,647,590, $5,073,504, $51,489,677, $95,734,502, $93,661,837, $0, $4,759,308, $48,680,396, $1,453,837, $97,483,897, $6,616,483, $115,820,054, $128,682, $1,135,700, $102,497,783, $119,065, $1,820,011, $1,063,586, $1,941,291, $36,879,819, $748,547, $5,337,259, $88,079,152, $73,161,629, $1,773, $112,190,937, $88,912, $6,275,980, $23,877,358, $333,654, $849,596, $40,573, $694,245, $231,415, $77,113, $25,704, $33,400,016, $51,009,932, $312,165, $36,261,531, $2,858,842, $42,469,064, $12,156,155, $302,803, $26,591, $3,389,622, $8,834,459, $56,519,570, $34,731,898, $3,381,170, $936,729, $42,986,878, $26,331,605, $11,688,766, $3,443,619, $7,980,742, $3,512,641, $2,299,785, $12,600,190, $4,604,711, $10,022,445, $10,120,310, $1,239,756, $1,642,821, $6,760,114, $973,467, $988,214, $1,357,456, $4,335,626, $966,065, $6,851,168, $5,018,540, $1,277,487, $3,998,231, $8,176,705, $1,400,000, $2,040,885, $2,999,522, $967,193, $3,857,428, $3,291,750, $7,052,314, $1,063,616, $12,556,430, $1,881,336, $4,305,617, $1,949,420, $11,173,380, $1,967,593, $2,232,258, $3,479,709, $995,102, $4,008,720, $5,425,526, $6,081,765, $18,661,158, $6,918,084, $1,396,500, $2,152,328, $3,004,533, $59,301, $7,719,915, $3,012,648, $1,641,167, $4,018,467, $731,728, $1,375,107, $2,984,085, $1,786,745, $2,992,595, $2,469,490, $997,538, $969,736, $990,535, $3,276,154, $1,416,238, $7,275, $5,937,935, $6,034,030, $7,638,623, $6,362,019, $1,688,147, $2,827,255, $1,652,058, $1,598,268, $1,395,070, $2,985,563, $1,691,620, $1,169,106, $2,892,023, $997,531, $8,503,441, $4,602,661, $7,329,020, $2,002,587, $951,174, $883,942, $1,917,274, $955,689, $2,892,901, $9,785,329, $4,313,964, $1,179,806, $1,558,614, $2,228,685, $9,270,665, $433,373, $20,689,839, $3,549,870, $4,658,145, $3,964,625, $1,646,425, $2,562,097, $1,860,903, $4,032,005, $2,972,932, $1,555,095, $6,872,448, $13,906,806, $292,082, $19,292,623, $6,239,492, $2,038,830, $1,020,180, $869,395, $3,311,462, $1,383,047, $4,876,391, $1,882,812, $799,090, $2,862,376, $4,054,962, $3,900,000, $1,732,191, $1,791,371, $5,771,034, $2,693,250, $11,677,146, $3,600,000, $4,062,121, $2,072,095, $1,379,515, $1,084,678, $4,241,886, $2,865,906, $200,000, $1,232,270, $964,853, $3,228,469, $3,980,000, $2,493,848, $1,090,924, $19,756,000, $3,906,305, $840,116, $1,714,263, $256,399, $2,200,000, $3,564,438, $8,259,413, $1,460,766, $3,179,177, $1,992,430, $4,736,122, $1,656,118, $2,778,669, $6,579,911, $1,496,693, $4,768,117, $8,343,415, $600,000, $2,370,905, $2,545,253, $976,224, $3,400,000, $8,457,640, $1,660,646, $4,998,759, $1,062,733, $1,940,386, $515,719, $2,814,385, $2,732,145, $437,857, $1,893,546, $1,059,735, $2,182,094, $2,885,668, $1,426,822, $20,494, $67,744, $1,887,536, $1,844,452, $2,464,309, $1,428,566, $6,676,344, $5,273,500, $3,004,012, $1,296,816, $1,600,484, $1,156,359, $13,409,354, $7,172,157, $915,740, $1,888,191, $6,007,341, $8,754,093, $1,786,875, $2,587,000, $1,980,176, $1,127,514, $1,900,000, $4,400,481, $2,775,288, $3,082,584, $7,569,719, $5,717,574, $26,895,705, $341,849, $2,129,237, $263,408, $5,768,499, $13,777,057, $3,000,000, $1,285,889, $6,308,379, $375, $5,983,586, $1,296,075, $2,468,817, $917,195, $3,358,002, $2,338,208, $57,601, $2,657,559, $2,351,850, $5,699,929, $1,840,533, $1,913,626, $1,117,142, $712,830, $787,405, $1,745,625, $1,266,854, $1,401,379, $4,521,106, $8,115,659, $1,148,982, $541,951, $4,635,977, $4,432,247, $3,964,422, $3,283,040, $1,831,079, $888,622, $2,388,271, $20,795,213, $5,276,790, $6,768,296, $15,196,825, $25,278,483, $964,173, $1,656,809, $10,197,630, $1,353,971, $3,391,645, $3,945,119, $6,039,222, $2,928,870, $4,665,651, $1,695,750, $5,012,132, $2,135,146, $897,750, $3,781,247, $2,293,579, $1,920,000, $1,696,434, $500,000, $8,240,880, $3,002,156, $3,577,641, $2,892,750, $2,249,698, $7,105,211, $2,494,769, $2,615,565, $5,983,835, $7,696,706, $5,450,965, $1,924,657, $676,098, $14,653,407, $2,228,332, $4,604,500, $2,426,207, $1,945,612, $3,726,384, $2,283,208, $2,693,250, $4,280,400, $13,483,953, $2,670,884, $36,177,694, $3,691,558, $5,419,001, $5,252,561, $4,355,766, $1,182,338, $2,189,203, $4,078,986, $732,785, $5,216,757, $20,061,989, $2,616,601, $6,244,153, $7,071,835, $1,878,996, $7,090,263, $1,003,279, $1,191,038, $6,384,000, $1,377,731, $1,361,770, $26,234,862, $14,566,079, $6,711,182, $202,231, $3,226,660, $8,785,058, $6,980,465, $8,033,160, $4,008,514, $3,554,594, $636,563, $6,159,759, $2,371,514, $6,579,006, $451,445, $504,628, $3,588,380, $3,178,989, $6,567,909, $1,450,628, $2,625,789, $5,127,799, $8,772,798, $10,212,068, $1,835,433, $1,094,540, $1,963,091, $2,962,281, $2,023,671, $12,004,252, $6,408,577, $1,251,540, $1,345,038, $2,908,525, $3,013,347, $5,378,233, $1,134,481, $2,251,627, $2,363,137, $6,658,493, $32,496,146, $2,452,521, $7,643,766, $2,699,502, $4,282,406, $10,139,036, $2,893,059, $6,524,641, $9,516,997, $8,675,337, $8,994,585, $6,140,684, $2,330,990, $16,429,120, $15,398,809, $5,763,528, $6,377,966, $714,630, $10,691,917, $2,790,037, $2,719,308, $968,873, $11,893,855, $3,383,176, $1,369,646, $3,840,544, $3,832,804, $9,943,544, $5,496,970, $1,895,347, $5,055,618, $10,012,261, $1,137,391, $46,987,739, $4,424,286, $9,337,767, $1, $1, $32,523,465, $4,018,773, $1, $60,994, $27,304,115, $49,343,110, $800,155, $1, $13,619,105, $1, $23,412,235, $3,491,395, $16,717, $2, $195,392, $2,569,506, $70,396, $34,180, $652,329, $2,652,431, $1, $17,731,401, $1, $217,743, $65,033,302, $7,039,193, $1,254,359, $2,599,093, $1, $1,155,321, $19,445,429, $24,613,529, $1, $298,439, $1, $31,936,434, $74,601,748, $19,018,947, $122,818,178, $43,694,818, $413,420, $1, $14,117,520, $3, $8,637,234, $13,021, $5,589,909, $6,880,500, $42,608,694, $1,008,832, $8, $411,708, $34,314, $1, $9,327,441, $44,215,294, $31,364,096, $4, $6,658,072, $39,809,111, $2,863,967, $13,082, $15,822,902, $1, $1, $1, $894,581, $2,760,387, $1,072,196, $3, $7,297,662, $25,612,014, $12,244,389, $37,039,712, $3,282,988, $1, $1, $3,015,997, $3, $1, $1, $856,679, $2,178, $13,842,547, $10,548, $332,524, $12,749,518, $1, $20,229, $1,590,137, $2,025,966, $49,245,268, $12,358,503, $10,448,443, $43,501,855, $8,837,068, $1, $1, $1, $1, $1,047, $37,810,242, $83,196, $356,908, $34,873,045, $22,713,138, $163,224, $2,682,322, $17,212,805, $6,918,319, $5,446,952, $3,610,850, $162,000, $1, $15,999,567, $795,035, $18,713,946, $0, $7,792,402, $5,112,086, $3,929,753, $1,428,398, $0, $6,247,574, $3,158,384, $8,424,174, $6,381,489, $3,794,353, $2,517,344, $5,308,270, $7,678,916, $2,297,285, $3,846,664, $12,997,796, $110,627, $18,144,104, $1, $1, $6,125,250, $2,039,799, $94,819, $7,714,478, $13,237,697, $6,983,099, $5,031,961, $0, $1,445,293, $46,100,758, $5,633,665, $988,701, $1, $1, $17,200,229, $5,217,375, $1,054,805, $14,325,635, $8,868,058, $0, $1, $1,100,000, $2,276,813, $8,964,000, $370,820, $7,598,061, $1, $28,828, $90,409, $10,183,636, $26,262, $2,374,813, $413,895, $994,640, $3,314,477, $4,880,756, $27,936,281, $1,518,594, $4,827,870, $8,766,149, $5,006,124, $900,652, $13,992,967, $1, $9,795,102, $0, $1,928,685, $5,444,562, $7,330,785, $1,625,762, $0, $1,705,732, $4,833,557, $6,103,377, $0, $0, $560,000, $6,849,312, $1,770,757, $1, $5,882,213, $7,357,500, $0, $0, $17,624,966, $5,359,552, $0, $0, $426,464, $4,275,000, $3,600,000, $2,812,500, $750,000, $660,000, $8,168,506, $0, $0, $2,653,077, $372,505, $6,490,052, $0, $1,917,000, $75,001, $7,784,943, $1,202,596, $1, $16,608,074, $0, $1, $123,040, $1, $22,507,707, $3,173,304, $3,954,459, $1, $4,534,908, $1, $19,283,838, $6,016,293, $3,045,583, $4,605,750, $0, $2,477,125, $0, $1, $1,385,685, $2,028,125, $7,912,500, $10,465,000, $4,909,747, $7,934,923, $109,820, $1,748,431, $10,107,884, $587,657, $185,637, $7,676,102, $10,347,506, $9,621,478, $16,559,171, $0, $17,007,072, $8,413,942, $412,603, $12,244,388, $13,122,909, $193,962, $3,872,900, $7,884,500, $1, $10,857,589, $1,763,704, $6,060,974, $8,054, $662,130, $2,626,982, $4,737,450, $37,266,285, $5,265,228, $18,844,647, $1, $1, $7,607,757, $17,026,733, $732,047, $3,779,405, $1, $6,575,510, $15,252,799, $236,726, $95,169, $862,695, $17,548,748, $0, $1, $15,810,800, $205, $6,151,586, $6,120,943, $3,264,742, $0, $1, $1,750,309, $3,226,566, $0, $18,954,544, $1, $4,461,457, $0, $25,098,533, $9,853,884, $2,749,324, $667,384, $8,981,605, $1,725,934, $1, $1, $1, $23,935,003, $6,267,308, $12,618,586, $11,583,206, $3,546,790, $16,026,671, $17,926,273, $9,348,662, $3,476,916, $1, $4,918,230, $24,429,548, $8,388,433, $986,903, $2,303,509, $1, $1,167,391, $100,726, $26,558,083 and $806,014, respectively, totaling $10,117,003,378.

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Non-income producing.

e	Investment has been committed to but has not been fully funded by the Fund.

f	Security or a portion thereof is unsettled at June 30, 2024.

g	Investment is subject to contractual sales restrictions resulting from an entity specific lock-up arrangement. The contractual sale restriction is set to expire on September 2024.

A summary of outstanding financial instruments at June 30, 2024 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	Unrealized Appreciation (Depreciation)
July 3, 2024	BNY Mellon	€55,700,000		$59,812,666	$59,813,710	$1,044
July 3, 2024	Bank of America	$60,631,684		€55,700,000	$59,813,710	$817,974
July 3, 2024	Bank of America	$60,640,056		€55,700,000	$59,813,710	$826,346
July 3, 2024	Bank of America	€55,700,000		$59,814,387	$59,813,710	$(677)
July 10, 2024	BNY Mellon	$60,647,887		€55,700,000	$59,869,726	$778,161
July 10, 2024	BNY Mellon	$60,652,733		€55,700,000	$59,869,726	$783,007
July 10, 2024	BNY Mellon	€55,700,000		$59,865,246	$59,869,726	$4,480
July 10, 2024	BNY Mellon	€55,700,000		$59,873,044	$59,869,726	$(3,318)
July 17, 2024	BNY Mellon	$60,664,430		€55,700,000	$59,846,632	$817,798
July 17, 2024	BNY Mellon	$60,672,116		€55,700,000	$59,846,632	$825,484
July 17, 2024	Bank of America	€55,700,000		$59,845,590	$59,846,632	$1,042
July 17, 2024	Bank of America	€55,700,000		$59,845,590	$59,846,632	$1,042
July 24, 2024	Barclays	$60,687,545		€55,700,000	$59,914,554	$772,991
July 24, 2024	Barclays	$60,688,102		€55,700,000	$59,914,554	$773,548
July 24, 2024	Barclays	€55,700,000		$59,913,165	$59,914,554	$1,389
July 24, 2024	Barclays	€55,700,000		$59,913,165	$59,914,554	$1,389
July 30, 2024	Bank of America	$60,697,399		€55,700,000	$59,884,088	$813,311
July 30, 2024	Bank of America	$60,701,392		€55,700,000	$59,884,088	$817,304
July 30, 2024	Bank of America	€55,700,000		$59,882,251	$59,884,088	$1,837
July 30, 2024	Bank of America	€55,700,000		$59,882,251	$59,884,088	$1,837
August 6, 2024	Bank of America	$59,558,180		€55,180,000	$59,241,436	$316,744
August 6, 2024	Barclays	$59,559,714		€55,180,000	$59,241,436	$318,278
August 6, 2024	Barclays	$59,567,042		€55,180,000	$59,241,436	$325,606
August 7, 2024	BNY Mellon	$12,496,595	zl	50,000,000	$12,435,806	$60,789
August 7, 2024	BNY Mellon	$12,495,692	zl	50,000,000	$12,435,806	$59,886
August 7, 2024	Barclays	$59,558,169		€55,180,000	$59,244,294	$313,875
August 7, 2024	Barclays	$59,569,155		€55,180,000	$59,244,294	$324,861
August 13, 2024	Bank of America	$59,575,622		€55,180,000	$59,261,599	$314,023
August 13, 2024	Bank of America	$59,574,999		€55,180,000	$59,261,599	$313,400

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	Unrealized Appreciation (Depreciation)
August 13, 2024	Bank of America	$12,501,015	zl	50,000,000	$12,435,011	$66,004
August 13, 2024	Bank of America	$12,496,304	zl	50,000,000	$12,435,011	$61,293
August 21, 2024	Bank of America	$59,596,685		€55,180,000	$59,286,976	$309,709
August 21, 2024	Bank of America	$10,569,723	zl	42,280,000	$10,513,901	$55,822
August 21, 2024	Bank of America	$12,433,005	zl	50,000,000	$12,433,658	$(653)
August 21, 2024	Bank of America	$97,804,602		€90,000,000	$96,698,583	$1,106,019
August 21, 2024	Barclays	$97,842,213		€90,000,000	$96,698,583	$1,143,630
August 28, 2024	Bank of America	$59,602,103		€55,180,000	$59,304,777	$297,326
August 28, 2024	Bank of America	$12,496,282	zl	50,000,000	$12,432,964	$63,318
August 28, 2024	Bank of America	$12,494,587	zl	50,000,000	$12,432,964	$61,623
August 28, 2024	Barclays	$59,603,195		€55,180,000	$59,304,777	$298,418
September 3, 2024	BNY Mellon	$62,564,231		€57,250,000	$61,554,371	$1,009,860
September 3, 2024	BNY Mellon	$79,738,548	Fr.	71,000,000	$79,602,919	$135,629
September 3, 2024	BNY Mellon	$79,736,757	Fr.	71,000,000	$79,602,919	$133,838
September 3, 2024	BNY Mellon	$64,801,084	zl	254,800,000	$63,365,581	$1,435,503
September 3, 2024	Bank of America	$64,877,841	zl	254,800,000	$63,365,581	$1,512,260
September 3, 2024	Bank of America	$73,679,387	zl	289,600,000	$72,019,907	$1,659,480
September 3, 2024	Barclays	$62,568,285		€57,250,000	$61,554,371	$1,013,914
September 4, 2024	Bank of America	$62,565,021		€57,250,000	$61,557,514	$1,007,507
September 4, 2024	Bank of America	$62,565,021		€57,250,000	$61,557,514	$1,007,507
September 4, 2024	Bank of America	$87,607,553	Fr.	78,000,000	$87,461,491	$146,062
September 4, 2024	Barclays	$80,285,294		£63,250,000	$79,984,350	$300,944
September 11, 2024	BNY Mellon	$80,280,758		£63,250,000	$79,988,682	$292,076
September 11, 2024	Bank of America	$87,692,100	Fr.	78,000,000	$87,534,405	$157,695
September 11, 2024	Barclays	$62,586,897		€57,250,000	$61,579,535	$1,007,362
September 11, 2024	Barclays	$62,586,897		€57,250,000	$61,579,535	$1,007,362
September 18, 2024	Bank of America	$62,619,632		€57,250,000	$61,601,684	$1,017,948
September 18, 2024	Bank of America	$62,619,632		€57,250,000	$61,601,684	$1,017,948
September 25, 2024	Bank of America	$80,294,370		£63,250,000	$79,997,687	$296,683
September 25, 2024	Barclays	$62,637,350		€57,250,000	$61,623,655	$1,013,695
September 25, 2024	Barclays	$80,300,335		£63,250,000	$79,997,687	$302,648
September 25, 2024	Barclays	$62,636,772		€57,250,000	$61,623,655	$1,013,117
October 2, 2024	BNY Mellon	$60,071,837		€55,700,000	$59,964,153	$107,684
October 2, 2024	Bank of America	$60,072,973		€55,700,000	$59,964,153	$108,820
October 9, 2024	BNY Mellon	$60,125,532		€55,700,000	$59,985,481	$140,051
October 9, 2024	BNY Mellon	$60,133,163		€55,700,000	$59,985,481	$147,682
October 16, 2024	Bank of America	$60,104,906		€55,700,000	$60,005,624	$99,282
October 16, 2024	Bank of America	$60,104,906		€55,700,000	$60,005,624	$99,282
October 23, 2024	Barclays	$60,173,958		€55,700,000	$60,027,226	$146,732
October 23, 2024	Barclays	$60,173,958		€55,700,000	$60,027,226	$146,732
October 29, 2024	Bank of America	$60,142,704		€55,700,000	$60,044,186	$98,518
October 29, 2024	Bank of America	$60,142,704		€55,700,000	$60,044,186	$98,518
						$31,528,299

Legend:

£	- British Pound

€	- Euro

BBSY	- Bank Bill Swap Rate

E	- EURIBOR

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

June 30, 2024 (Unaudited) (continued)

Fr.	- Swiss Franc

I	- Indian Rupee

PIK	- Payment-in-kind

S	- Sterling Overnight Interbank Average Rate

SF	- Secured Overnight Financing Rate

SR	- Stockholm Interbank Offered Rate

zl	- Polish Zloty

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2024.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the “Adviser”) determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and the Fund's valuation procedures (the “Valuation Procedures”), which have been approved by the board of managers of the Fund (the “Board”). As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ due to differences in accounting, regulatory and other factors applicable to the Fund and to such other client or the Adviser’s affiliate.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (A) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (B) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

●	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●	Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments classified in the fair value hierarchy as of June 30, 2024:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$474,760,842	$—	$—	$474,760,842
High Yield Bonds	—	120,810,103	—	120,810,103
Asset-Backed Securities	—	2,500,000	89,274,506	91,774,506
Warrants	—	1,434,671	—	1,434,671
Direct Investments:
Direct Equity	65,238,993	53,475,531	8,121,509,997	8,240,224,521
Direct Debt	—	4,916,976	1,641,483,932	1,646,400,908
Total Direct Investments	$65,238,993	$58,392,507	$9,762,993,929	$9,886,625,429
Secondary Investments	—	—	1,889,482,886	1,889,482,886
Primary Investments	—	—	2,139,079,999	2,139,079,999
Total Investments	$539,999,835	$183,137,281	$13,880,831,320	$14,603,968,436
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$—	$31,532,947	$—	$31,532,947
Total Assets	$—	$31,532,947	$—	$31,532,947
Liabilities
Foreign Currency Exchange Contracts	$—	$(4,648)	$—	$(4,648)
Total Liabilities	$—	$(4,648)	$—	$(4,648)
Total Investments Net of Foreign Currency Exchange Contracts	$539,999,835	$214,665,580	$13,880,831,320	$14,635,496,735

The following is a reconciliation of the amount of the account balances on April 1, 2024 and June 30, 2024 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2024	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of June 30, 2024
Asset-Backed Securities	$61,753,834	$—	$1,198,675	$26,317,499	$—	$4,498	$—	$89,274,506
Direct Investments:
Direct Equity Investments	$8,531,221,626	$205,705,055	$(178,616,230)	$66,887,496	$(503,687,950)	$—	$—	$8,121,509,997
Direct Debt Investments	1,251,252,987	(29,737,018)	28,182,777	479,258,388	(88,651,674)	1,178,472	—	1,641,483,932
Total Direct Investments*	$9,782,474,613	$175,968,037	$(150,433,453)	$546,145,884	$(592,339,624)	$1,178,472	$—	$9,762,993,929
Secondary Investments*	1,827,755,657	93,224	17,200,630	69,791,135	(25,357,760)	—	—	1,889,482,886
Primary Investments*	2,123,078,112	(724,818)	(5,483,331)	53,484,271	(31,274,235)	—	—	2,139,079,999
Total	$13,795,062,216	$175,336,443	$(137,517,479)	$695,738,789	$(648,971,619)	$1,182,970	$—	$13,880,831,320

*	For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “Secondary Investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the three months ended June 30, 2024, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the three months ended June 30, 2024 relating to investments in Level 3 assets still held at June 30, 2024 is $39,839,418, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of June 30, 2024:

Type of Security	Fair Value at June 30, 2024 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$89,275	Reported fair value	Reported fair value	n/a
Direct Investments:
Direct Equity	$532,912	Discounted cash flow	Discount factor	9.22% – 19.20% (13.79%)
	6,915,645	Market comparable companies	Enterprise value to EBITDA multiple	3.80x – 34.90x (16.72x)
	84,348	Market comparable companies	Price to book ratio	1.80x – 1.80x (1.80x)
	1,710	Exit price	Recent transaction price	n/a
	475,093	Recent financing/transaction	Recent transaction price	n/a
	2,737	Reported fair value	Reported fair value	n/a
	109,065	Market comparable companies	Enterprise value to sales multiple	2.00x – 16.40x (6.74x)
Direct Debt	$1,097,780	Broker quotes	Indicative quotes for an inactive market	n/a
	537,694	Discounted cash flow	Discount factor	9.00% – 30.00% (12.02%)
	2,432	Market comparable companies	Enterprise value to EBITDA multiple	2.50x – 7.50x (6.98x)
	3,578	Market comparable companies	Enterprise value to sales multiple	2.80x – 2.80x (2.80x)
Primary and Secondary Investments	$4,028,563	Adjusted reported net asset value	Reported net asset value	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the three months ended June 30, 2024, the Fund entered into 100 long/short forward foreign currency exchange contracts. The Fund had $24,076,969 in net realized gains (losses) and $2,297,573 change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at June 30, 2024 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is considered “affiliated” with the Fund if the Fund owns five percent or more of such portfolio company's outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of June 30, 2024:

	Shares/ Principal as of June 30, 2024	Fair Value as of March 31, 2024	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of June 30, 2024	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
Bock Capital JVCo Nature S.à.r.l.	12,590,000,000	$184,424,230	$-	$-	$-	$8,628,937	$193,053,167	$-
Camelia Investment 1 Limited	-	161,208,496	-	(161,259,391)	72,124,832	(72,073,937)	-	-
CapitalSpring Finance Company, LLC	7,706,559	8,205,962	60,036	(1,556,316)	-	(142,112)	6,567,570	80,212
Confluent Health Holdings LP	30,362	75,177,581	216,482	(203,671)	-	(6,028,716)	69,161,676	-
Dermatology Holdings, L.P.(3)	-	144,036,748	41,324	-	-	13,935,499	158,013,571	-
Ecom Express Private Limited(4)	63,417	9,410,364	-	-	-	440,030	9,850,394	-
ECP Parent, LLC	109,770,023	102,237,386	-	-	-	1,780,590	104,017,976	-
EdgeCore Holdings, L.P.(3)	-	103,722,191	8,333,334	-	-	13,689,918	125,745,443	-
Encore Holdings LP(3)	-	103,191,531	3,460,000	-	-	8,508,557	115,160,088	-
EnfraGen LLC	37,786	90,545,380	-	(944,650)	-	6,213,997	95,814,727	850,185
Green DC LuxCo Sarl	19,595,288	154,904,427	-	-	-	4,952,386	159,856,813	-
Icebox Holdco I Inc(3)	-	62,800,836	-	-	-	199,106	62,999,942	-
Icebox Parent LP(3)	-	218,133,631	-	-	-	24,351,569	242,485,200	-
Idera, Inc.	1,232,275	1,229,521	142	-	-	(4,320)	1,225,343	28,583
Idera Parent L.P.(3)	-	270,973,196	-	-	-	(27,496,676)	243,476,520	-
KPOCH Holdings, L.P.(3)	-	170,690,437	-	-	-	(1,451,437)	169,239,000	425,610
KPSKY Holdings L.P.(3)	-	76,653,056	-	-	-	(15,082,993)	61,570,063	-
Luxembourg Investment Company 285 S.à.r.l.(5)	14,865,773	28,178,939	-	-	-	19,818	28,198,757	-
Luxembourg Investment Company 293 S.à.r.l.	9,789,622	50,762,648	-	-	-	732,934	51,495,582	-
Luxembourg Investment Company 314 S.à.r.l.(5)	192,000	1	-	-	-	-	1	-
Luxembourg Investment Company 404 S.à r.l.	145,800	24,435,176	-	(16,590)	(133)	185,858	24,604,311	-
Luxembourg Investment Company 414 S.à r.l.	12,316,087	101,514,227	-	-	-	662,588	102,176,815	-
Luxembourg Investment Company 430 S.à r.l.	52,594,635	76,366,764	-	-	-	(837,158)	75,529,606	-
MHS Acquisition Holdings, LLC	35,641	985,319	-	-	-	(224,624)	760,695	-
MHS Blocker Purchaser L.P.(3)	-	76,184,208	-	(1)	-	(17,367,806)	58,816,401	-
Orbiter Investments S.à.r.l.	8,568,857	273,466,108	-	-	-	(6,133,035)	267,333,073	-
Partners Group Satellite HoldCo S.à.r.l.	14,993,879	53,842,689	-	-	-	(726,313)	53,116,376	-
Partners Group Satellite Warehouse S.C.S.(3)	-	1,174,555	-	-	-	(11,671)	1,162,884	-
Partners Terra Pte. Ltd.	7,357,185	9,130,863	-	-	-	(369,779)	8,761,084	-
PG BRPC Investment, LLC	32,079	84,594,435	-	-	-	(1,789,941)	82,804,494	-
PG Delta Holdco, LLC	40,952	87,245,404	-	-	-	4,573,633	91,819,037	-
PG Esmeralda Pte. Ltd.	12,790,872	42,748,489	6,853,838	-	-	475,194	50,077,521	-
PG Investment Company 1 S.à r.l.	12,822,040	96,885,494	-	-	-	1,443,205	98,328,699	-
PG Investment Company 18 S.à.r.l.	126,506,634	170,136,983	-	-	-	7,879,153	178,016,136	-
PG Investment Company 24 S.à.r.l.	102,257,478	152,072,826	-	-	-	3,050,388	155,123,214	-
PG Investment Company 60 S.à.r.l.	379,375	1,928,633	-	-	-	(15,084)	1,913,549	-
PG Lion Management Warehouse S.C.S(3)(5)	-	232,873	-	-	-	882	233,755	-
PG TLP S.à r.l.	6,473,126	114,276,166	-	-	-	2,163,912	116,440,078	-
PG Wave Limited	53,215,581	86,899,848	-	-	-	2,462,948	89,362,796	-
Pharmathen GP S.à r.l.	110,300	1	-	-	-	-	1	-
Pharmathen Topco S.à r.l.	98,937,978	160,504,707	-	-	-	(1,149,156)	159,355,551	-
Polyusus Lux XVI S.à.r.l.	289,102,341	2	-	-	-	-	2	-
Root JVCo S.à r.l.	11,049,750	111,951,014	-	-	-	(1,446,173)	110,504,841	-
SnackTime PG Holdings, Inc.	12	10,573,061	1	-	-	(373,180)	10,199,882	-
Specialty Pharma Holdings LP(3)	-	145,782,767	-	-	-	(814,044)	144,968,723	-
Sunsure Energy Private Limited	2,409,419	12,075,632	3,632,800	-	-	244,476	15,952,908	-
SureWerx Topco, L.P.(3)	-	59,814,352	3,367,000	-	-	7,064,365	70,245,717	-
Surfaces SLP (SCSp)(3)	-	29,161,781	-	-	-	(2,592,252)	26,569,529	-
Thermostat Purchaser, L.P.(3)	-	90,401,213	-	-	-	10,382,785	100,783,998	-
WHCG Purchaser, Inc.	3,577,641	3,407,722	169,919	-	-	-	3,577,641	169,919
WHCG Purchaser, Inc.(3)	-	2,377,506	-	-	-	20,710	2,398,216	-
WHCG Purchaser, LP(3)	-	12,901,389	-	-	-	(2,912,301)	9,989,088	-
Zenith Longitude Limited	26,838,037	262,470,388	-	-	-	(2,087,000)	260,383,388	-
Total Non-Controlled Affiliates		$4,372,029,156	$26,134,876	$(163,980,619)	$72,124,699	$(37,066,270)	$4,269,241,842	$1,554,509

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	Investment does not issue shares.
(4)	This investment is associated with PG Esmeralda Pte. Ltd.
(5)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.

Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.